Schedule of Investments
(unaudited)
June 30, 2024
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.8%
AAR Corp.
(a)
....................... 258,133 $ 18,766,269
AerSale Corp.
(a)(b)
.................... 294,663 2,039,068
Archer Aviation, Inc. , Class A
(a)(b)
.......... 133,057 468,361
Astronics Corp.
(a)
.................... 267,073 5,349,472
Ducommun, Inc.
(a)
................... 125,954 7,312,889
Intuitive Machines, Inc.
(a)
............... 250,039 825,129
Kratos Defense & Security Solutions, Inc.
(a)(b)
. 772,829 15,464,308
Mercury Systems, Inc.
(a)
............... 507,188 13,689,004
National Presto Industries, Inc. ........... 46,109 3,464,169
Park Aerospace Corp. ................. 98,371 1,345,715
Redwire Corp.
(a)
..................... 152,254 1,091,661
Terran Orbital Corp.
(a)(b)
................ 1,326,085 1,087,390
Triumph Group, Inc.
(a)(b)
................ 605,018 9,323,327
V2X, Inc.
(a)(b)
....................... 113,413 5,439,288
Virgin Galactic Holdings, Inc.
(a)(b)
.......... 164,372 1,385,656
87,051,706
Air Freight & Logistics — 0.3%
Air Transport Services Group, Inc.
(a)(b)
...... 476,347 6,606,933
Forward Air Corp. ................... 232,352 4,423,982
Hub Group, Inc. , Class A ............... 571,762 24,614,354
Radiant Logistics, Inc.
(a)
............... 314,085 1,787,144
37,432,413
Automobile Components — 1.1%
Adient plc
(a)
........................ 855,216 21,132,387
American Axle & Manufacturing Holdings, Inc.
(a)
1,076,207 7,522,687
Cooper-Standard Holdings, Inc.
(a)(b)
........ 158,287 1,969,090
Dana, Inc. ......................... 1,230,331 14,911,612
Fox Factory Holding Corp.
(a)
............. 393,635 18,969,271
Goodyear Tire & Rubber Co. (The)
(a)
....... 2,660,412 30,195,676
Holley, Inc.
(a)(b)
...................... 242,968 869,826
Luminar Technologies, Inc. , Class A
(a)
...... 409,164 609,654
Phinia, Inc. ........................ 423,968 16,687,381
Solid Power, Inc. , Class A
(a)(b)
............ 1,468,482 2,422,995
Standard Motor Products, Inc. ........... 198,210 5,496,363
Stoneridge, Inc.
(a)
.................... 248,702 3,969,284
124,756,226
Automobiles — 0.1%
Canoo, Inc.
(a)
....................... 553,790 1,179,573
Winnebago Industries, Inc. ............. 267,527 14,499,963
15,679,536
Banks — 17.5%
1st Source Corp. .................... 180,204 9,662,538
ACNB Corp. ....................... 79,514 2,883,973
Amalgamated Financial Corp. ........... 179,813 4,926,876
Amerant Bancorp, Inc. , Class A .......... 301,706 6,848,726
Ameris Bancorp ..................... 611,662 30,797,182
Ames National Corp. ................. 87,122 1,785,130
Arrow Financial Corp. ................. 157,008 4,090,058
Associated Banc-Corp. ................ 1,422,843 30,093,129
Atlantic Union Bankshares Corp. ......... 794,654 26,104,384
Axos Financial, Inc.
(a)(b)
................ 454,962 26,001,078
Banc of California, Inc. ................ 1,322,130 16,896,821
BancFirst Corp. ..................... 169,147 14,834,192
Bancorp, Inc. (The)
(a)
................. 1,168 44,104
Bank First Corp. .................... 92,029 7,600,675
Bank of Hawaii Corp. ................. 346,249 19,808,905
Bank of Marin Bancorp ................ 158,062 2,559,024
Bank of NT Butterfield & Son Ltd. (The) ..... 449,431 15,784,017
Bank7 Corp. ....................... 36,425 1,140,102
BankUnited, Inc. .................... 664,681 19,455,213
Bankwell Financial Group, Inc. ........... 63,007 1,598,488
Security
Shares
Shares Value
Banks (continued)
Banner Corp. ...................... 304,958 $ 15,138,115
Bar Harbor Bankshares ............... 153,696 4,131,348
BayCom Corp. ..................... 107,466 2,186,933
BCB Bancorp, Inc. ................... 147,577 1,568,744
Berkshire Hills Bancorp, Inc. ............ 385,135 8,781,078
Blue Foundry Bancorp
(a)(b)
.............. 206,913 1,876,701
Blue Ridge Bankshares, Inc.
(a)
........... 7,378 19,257
Bridgewater Bancshares, Inc.
(a)
.......... 200,513 2,327,956
Brookline Bancorp, Inc. ................ 775,713 6,477,204
Burke & Herbert Financial Services Corp. ... 121,288 6,183,262
Business First Bancshares, Inc. .......... 232,731 5,064,227
Byline Bancorp, Inc. .................. 309,436 7,346,011
C&F Financial Corp. .................. 2,739 132,020
Cadence Bank ..................... 1,592,456 45,034,656
California Bancorp
(a)
.................. 68,752 1,478,168
Cambridge Bancorp .................. 72,400 4,995,600
Camden National Corp. ............... 141,510 4,669,830
Capital Bancorp, Inc. ................. 94,637 1,940,058
Capital City Bank Group, Inc. ............ 123,344 3,507,903
Capitol Federal Financial, Inc. ........... 1,158,179 6,358,403
Carter Bankshares, Inc.
(a)
.............. 224,643 3,396,602
Cathay General Bancorp ............... 621,558 23,445,168
Central Pacific Financial Corp. ........... 237,117 5,026,880
Chemung Financial Corp. .............. 34,876 1,674,048
ChoiceOne Financial Services, Inc. ........ 66,477 1,904,566
Citizens & Northern Corp. .............. 142,362 2,546,856
Citizens Financial Services, Inc. .......... 38,621 1,735,628
City Holding Co. .................... 119,268 12,672,225
Civista Bancshares, Inc. ............... 145,175 2,248,761
CNB Financial Corp. .................. 205,132 4,186,744
Coastal Financial Corp.
(a)
.............. 11,089 511,646
Codorus Valley Bancorp, Inc. ............ 82,292 1,978,300
Colony Bankcorp, Inc. ................ 167,645 2,053,651
Columbia Financial, Inc.
(a)(b)
............. 248,758 3,723,907
Community Financial System, Inc. ........ 474,117 22,383,064
Community Trust Bancorp, Inc. .......... 150,456 6,568,909
Community West Bancshares ........... 161,775 2,992,838
ConnectOne Bancorp, Inc. ............. 352,811 6,664,600
CrossFirst Bankshares, Inc.
(a)
............ 441,189 6,185,470
Customers Bancorp, Inc.
(a)
.............. 276,204 13,252,268
CVB Financial Corp. .................. 1,235,386 21,298,055
Dime Community Bancshares, Inc. ........ 329,813 6,728,185
Eagle Bancorp, Inc. .................. 259,826 4,910,711
Eastern Bankshares, Inc. .............. 1,487,334 20,792,929
Enterprise Bancorp, Inc. ............... 95,166 2,367,730
Enterprise Financial Services Corp. ....... 358,371 14,660,958
Equity Bancshares, Inc. , Class A ......... 145,517 5,122,198
Esquire Financial Holdings, Inc. .......... 12,416 591,002
ESSA Bancorp, Inc. .................. 84,637 1,488,765
Farmers & Merchants Bancorp, Inc. ....... 122,908 2,853,924
Farmers National Banc Corp. ............ 357,322 4,462,952
FB Financial Corp. ................... 345,777 13,495,676
Fidelity D&D Bancorp, Inc. .............. 45,642 1,999,120
Financial Institutions, Inc. .............. 151,316 2,923,425
First Bancorp ...................... 1,734,979 36,806,479
First Bancorp, Inc. (The) ............... 98,264 2,441,860
First Bancshares, Inc. (The) ............. 297,570 7,730,869
First Bank ......................... 209,365 2,667,310
First Busey Corp. .................... 520,432 12,599,659
First Business Financial Services, Inc. ...... 74,647 2,761,193
First Commonwealth Financial Corp. ....... 900,459 12,435,339
First Community Bankshares, Inc. ........ 166,226 6,123,766
First Financial Bancorp ................ 841,152 18,690,397
First Financial Corp. .................. 114,809 4,234,156
First Financial Northwest, Inc. ........... 66,518 1,405,525

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
First Foundation, Inc. ................. 363,010 $ 2,377,715
First Internet Bancorp ................. 49,303 1,332,167
First Interstate BancSystem, Inc. , Class A ... 751,018 20,855,770
First Merchants Corp. ................. 560,559 18,661,009
First Mid Bancshares, Inc. .............. 224,998 7,397,934
First of Long Island Corp. (The) .......... 216,479 2,169,120
First Western Financial, Inc.
(a)
........... 62,868 1,068,756
Five Star Bancorp ................... 151,300 3,578,245
Flushing Financial Corp. ............... 257,614 3,387,624
FS Bancorp, Inc. .................... 60,919 2,220,498
Fulton Financial Corp. ................. 1,436,696 24,395,098
FVCBankcorp, Inc.
(a)(b)
................ 156,184 1,705,529
German American Bancorp, Inc. .......... 273,791 9,678,512
Glacier Bancorp, Inc. ................. 1,072,099 40,010,735
Great Southern Bancorp, Inc. ............ 84,761 4,713,559
Guaranty Bancshares, Inc. ............. 79,694 2,513,549
Hancock Whitney Corp. ............... 808,950 38,692,078
Hanmi Financial Corp. ................ 269,582 4,507,411
HarborOne Bancorp, Inc. .............. 386,904 4,306,242
HBT Financial, Inc. ................... 129,858 2,651,700
Heartland Financial USA, Inc. ........... 401,208 17,833,696
Heritage Commerce Corp. .............. 602,296 5,239,975
Heritage Financial Corp. ............... 304,709 5,493,903
Hilltop Holdings, Inc. .................. 452,453 14,152,730
Hingham Institution for Savings (The)
(b)
..... 15,022 2,687,135
Home Bancorp, Inc. .................. 69,374 2,775,654
Home BancShares, Inc. ............... 1,779,543 42,637,850
HomeStreet, Inc. .................... 175,286 1,998,260
HomeTrust Bancshares, Inc. ............ 144,229 4,331,197
Hope Bancorp, Inc. .................. 1,030,709 11,069,815
Horizon Bancorp, Inc. ................. 439,264 5,433,696
Independent Bank Corp. ............... 597,088 25,369,472
Independent Bank Group, Inc. ........... 338,032 15,387,217
International Bancshares Corp. .......... 513,701 29,388,834
Investar Holding Corp. ................ 84,956 1,308,322
John Marshall Bancorp, Inc. ............ 118,319 2,063,483
Kearny Financial Corp. ................ 536,288 3,298,171
Lakeland Financial Corp. ............... 206,532 12,705,849
LCNB Corp. ....................... 118,563 1,649,211
LINKBANCORP, Inc. ................. 176,702 1,081,416
Live Oak Bancshares, Inc.
(b)
............. 53,821 1,886,964
Macatawa Bank Corp. ................ 248,384 3,626,406
Mercantile Bank Corp. ................ 155,479 6,307,783
Metrocity Bankshares, Inc. ............. 175,450 4,631,880
Metropolitan Bank Holding Corp.
(a)
........ 100,562 4,232,655
Mid Penn Bancorp, Inc. ................ 145,904 3,202,593
Middlefield Banc Corp. ................ 69,919 1,681,552
Midland States Bancorp, Inc. ............ 188,892 4,278,404
MidWestOne Financial Group, Inc. ........ 146,121 3,286,261
MVB Financial Corp. ................. 109,287 2,037,110
National Bank Holdings Corp. , Class A ..... 329,332 12,860,415
National Bankshares, Inc. .............. 57,581 1,628,391
NB Bancorp, Inc.
(a)
................... 374,830 5,652,436
NBT Bancorp, Inc. ................... 378,928 14,626,621
New York Community Bancorp, Inc. ....... 7,103,431 22,873,048
Nicolet Bankshares, Inc. ............... 101,099 8,395,261
Northeast Bank ..................... 66,775 4,063,926
Northeast Community Bancorp, Inc. ....... 114,989 2,049,104
Northfield Bancorp, Inc. ............... 375,057 3,555,540
Northrim BanCorp, Inc. ................ 53,952 3,109,793
Northwest Bancshares, Inc. ............. 1,133,549 13,092,491
Norwood Financial Corp. ............... 70,778 1,796,346
Oak Valley Bancorp .................. 65,311 1,630,816
OceanFirst Financial Corp. ............. 556,443 8,841,879
OFG Bancorp ...................... 413,209 15,474,677
Security
Shares
Shares Value
Banks (continued)
Old National Bancorp ................. 2,965,305 $ 50,973,593
Old Second Bancorp, Inc. .............. 422,063 6,250,753
Orange County Bancorp, Inc. ............ 48,638 2,571,977
Origin Bancorp, Inc. .................. 281,375 8,925,215
Orrstown Financial Services, Inc. ......... 110,211 3,015,373
Pacific Premier Bancorp, Inc. ............ 845,242 19,415,209
Park National Corp. .................. 138,297 19,685,195
Parke Bancorp, Inc. .................. 106,908 1,860,199
Pathward Financial, Inc. ............... 156,919 8,876,908
PCB Bancorp ...................... 107,659 1,752,689
Peapack-Gladstone Financial Corp. ....... 162,832 3,688,145
Peoples Bancorp of North Carolina, Inc. .... 43,081 1,257,965
Peoples Bancorp, Inc. ................ 334,558 10,036,740
Peoples Financial Services Corp. ......... 65,818 2,997,352
Pioneer Bancorp, Inc.
(a)
................ 114,131 1,142,451
Plumas Bancorp .................... 50,946 1,833,037
Ponce Financial Group, Inc.
(a)
........... 184,795 1,689,026
Preferred Bank ..................... 91,874 6,935,568
Premier Financial Corp. ............... 345,521 7,069,360
Primis Financial Corp. ................. 206,071 2,159,624
Princeton Bancorp, Inc. ................ 48,672 1,611,043
Provident Bancorp, Inc.
(a)
.............. 134,797 1,373,581
Provident Financial Services, Inc. ......... 1,115,242 16,003,723
QCR Holdings, Inc. .................. 161,866 9,711,960
RBB Bancorp ...................... 172,980 3,253,754
Red River Bancshares, Inc. ............. 45,835 2,199,622
Renasant Corp. ..................... 492,856 15,051,822
Republic Bancorp, Inc. , Class A .......... 82,057 4,399,076
S&T Bancorp, Inc. ................... 341,192 11,392,401
Sandy Spring Bancorp, Inc. ............. 422,647 10,295,681
Seacoast Banking Corp. of Florida ........ 750,185 17,734,373
ServisFirst Bancshares, Inc. ............ 339,214 21,434,933
Shore Bancshares, Inc. ................ 275,162 3,150,605
Sierra Bancorp ..................... 130,478 2,920,098
Simmons First National Corp. , Class A ..... 1,107,963 19,477,990
SmartFinancial, Inc. .................. 155,789 3,687,526
South Plains Financial, Inc. ............. 119,742 3,233,034
Southern California Bancorp
(a)
........... 93,435 1,258,569
Southern First Bancshares, Inc.
(a)
......... 75,683 2,212,971
Southern Missouri Bancorp, Inc. .......... 91,540 4,120,215
Southern States Bancshares, Inc. ......... 75,113 2,038,567
Southside Bancshares, Inc. ............. 268,073 7,401,496
SouthState Corp. .................... 716,203 54,732,233
Stellar Bancorp, Inc. .................. 473,780 10,877,989
Sterling Bancorp, Inc.
(a)
................ 209,988 1,098,237
Stock Yards Bancorp, Inc. .............. 234,880 11,666,490
Texas Capital Bancshares, Inc.
(a)(b)
........ 441,388 26,986,462
Third Coast Bancshares, Inc.
(a)
........... 109,071 2,319,940
Timberland Bancorp, Inc. .............. 73,349 1,987,024
Tompkins Financial Corp. .............. 121,981 5,964,871
Towne Bank ....................... 675,418 18,418,649
TriCo Bancshares ................... 305,585 12,091,998
Triumph Financial, Inc.
(a)(b)
.............. 24,700 2,019,225
TrustCo Bank Corp. .................. 164,739 4,739,541
Trustmark Corp. .................... 543,586 16,329,323
UMB Financial Corp. ................. 424,736 35,431,477
United Bankshares, Inc. ............... 1,232,553 39,984,019
United Community Banks, Inc. ........... 1,031,287 26,256,567
Unity Bancorp, Inc. ................... 70,881 2,095,951
Univest Financial Corp. ................ 280,069 6,393,975
USCB Financial Holdings, Inc. , Class A ..... 84,923 1,089,562
Valley National Bancorp ............... 4,023,570 28,084,519
Veritex Holdings, Inc. ................. 466,900 9,846,921
Virginia National Bankshares Corp. ........ 45,213 1,482,986
WaFd, Inc. ........................ 642,657 18,367,137

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Washington Trust Bancorp, Inc. .......... 169,421 $ 4,643,830
WesBanco, Inc. ..................... 556,929 15,543,888
West BanCorp, Inc. .................. 157,851 2,825,533
Westamerica Bancorp ................ 185,574 9,005,906
WSFS Financial Corp. ................ 540,495 25,403,265
1,987,614,829
Beverages — 0.3%
Duckhorn Portfolio, Inc. (The)
(a)(b)
......... 480,574 3,412,076
Primo Water Corp. ................... 1,299,877 28,415,311
31,827,387
Biotechnology — 4.4%
2seventy bio, Inc.
(a)(b)
................. 449,789 1,731,688
4D Molecular Therapeutics, Inc.
(a)(b)
........ 165,723 3,478,526
89bio, Inc.
(a)
....................... 753,387 6,034,630
Aadi Bioscience, Inc.
(a)
................ 13,580 19,827
Absci Corp.
(a)
...................... 207,924 640,406
ACELYRIN, Inc.
(a)(b)
.................. 677,967 2,989,834
Achieve Life Sciences, Inc.
(a)
............ 121,399 570,575
Acrivon Therapeutics, Inc.
(a)(b)
............ 114,330 663,114
Acumen Pharmaceuticals, Inc.
(a)
.......... 382,243 925,028
ADC Therapeutics SA
(a)
............... 260,378 822,794
Adicet Bio, Inc.
(a)
.................... 42,924 51,938
Adverum Biotechnologies, Inc.
(a)
.......... 190,823 1,309,046
Agenus, Inc.
(a)(b)
..................... 164,897 2,762,025
Agios Pharmaceuticals, Inc.
(a)(b)
.......... 526,874 22,718,807
Akebia Therapeutics, Inc.
(a)
............. 1,760,082 1,795,284
Akero Therapeutics, Inc.
(a)
.............. 525,226 12,321,802
Aldeyra Therapeutics, Inc.
(a)
............. 411,447 1,361,890
Allogene Therapeutics, Inc.
(a)(b)
........... 982,857 2,290,057
Altimmune, Inc.
(a)(b)
................... 308,414 2,050,953
Anavex Life Sciences Corp.
(a)
............ 496,958 2,097,163
Anika Therapeutics, Inc.
(a)(b)
............. 111,283 2,818,798
Annexon, Inc.
(a)(b)
.................... 787,753 3,859,990
Applied Therapeutics, Inc.
(a)
............. 354,522 1,655,618
Arbutus Biopharma Corp.
(a)(b)
............ 110,159 340,391
Arcturus Therapeutics Holdings, Inc.
(a)(b)
..... 25,226 614,253
ArriVent Biopharma, Inc.
(a)(b)
............. 38,097 706,699
Astria Therapeutics, Inc.
(a)(b)
............. 66,128 601,765
Atossa Therapeutics, Inc.
(a)
............. 967,777 1,151,655
Aura Biosciences, Inc.
(a)
............... 417,930 3,159,551
Aurinia Pharmaceuticals, Inc.
(a)
........... 356,514 2,035,695
Avid Bioservices, Inc.
(a)
................ 34,360 245,330
Beam Therapeutics, Inc.
(a)(b)
............. 712,472 16,693,219
BioAtla, Inc.
(a)
...................... 38,589 52,867
Black Diamond Therapeutics, Inc.
(a)
....... 115,584 538,621
Bluebird Bio, Inc.
(a)(b)
.................. 1,823,833 1,795,016
Boundless Bio, Inc.
(a)
................. 27,402 106,046
Bridgebio Pharma, Inc.
(a)(b)
.............. 494,877 12,535,234
C4 Therapeutics, Inc.
(a)
................ 550,428 2,542,977
Cabaletta Bio, Inc.
(a)(b)
................. 312,921 2,340,649
Capricor Therapeutics, Inc.
(a)
............ 39,466 188,253
Cardiff Oncology, Inc.
(a)
................ 232,259 515,615
CareDx, Inc.
(a)(b)
..................... 366,188 5,686,900
Cargo Therapeutics, Inc.
(a)
.............. 164,414 2,699,678
Caribou Biosciences, Inc.
(a)(b)
............ 799,638 1,311,406
Carisma Therapeutics, Inc.
(a)
............ 51,116 77,696
Cartesian Therapeutics, Inc.
(a)
........... 1 27
Celldex Therapeutics, Inc.
(a)(b)
............ 112,214 4,153,040
Century Therapeutics, Inc.
(a)(b)
........... 414,330 1,056,542
CG oncology, Inc.
(a)(b)
................. 85,952 2,713,505
Cibus, Inc.
(a)
....................... 138,719 1,366,382
Cogent Biosciences, Inc.
(a)(b)
............ 64,618 544,730
Coherus Biosciences, Inc.
(a)(b)
............ 756,843 1,309,338
Security
Shares
Shares Value
Biotechnology (continued)
Compass Therapeutics, Inc.
(a)(b)
.......... 930,658 $ 930,658
Corbus Pharmaceuticals Holdings, Inc.
(a)
.... 37,841 1,712,305
Cullinan Therapeutics, Inc.
(a)(b)
........... 43,534 759,233
Cytokinetics, Inc.
(a)(b)
.................. 944,220 51,157,840
Day One Biopharmaceuticals, Inc.
(a)(b)
...... 52,532 723,891
Denali Therapeutics, Inc.
(a)
............. 494,374 11,479,364
Design Therapeutics, Inc.
(a)
............. 289,687 970,451
Dianthus Therapeutics, Inc.
(a)
............ 205,632 5,321,756
Disc Medicine, Inc.
(a)(b)
................ 136,209 6,138,940
Dynavax Technologies Corp.
(a)(b)
.......... 244,469 2,745,387
Editas Medicine, Inc.
(a)(b)
............... 777,193 3,629,491
Elevation Oncology, Inc.
(a)
.............. 173,123 467,432
Eliem Therapeutics, Inc.
(a)
.............. 60,700 431,577
Enanta Pharmaceuticals, Inc.
(a)(b)
......... 186,629 2,420,578
Entrada Therapeutics, Inc.
(a)(b)
........... 228,265 3,252,776
Erasca, Inc.
(a)
...................... 1,051,098 2,480,591
Fate Therapeutics, Inc.
(a)(b)
.............. 936,317 3,071,120
Fennec Pharmaceuticals, Inc.
(a)
.......... 163,970 1,001,857
Foghorn Therapeutics, Inc.
(a)
............ 81,924 471,063
Galectin Therapeutics, Inc.
(a)
............ 73,184 165,396
Genelux Corp.
(a)
..................... 15,078 29,402
Generation Bio Co.
(a)
................. 462,971 1,305,578
Geron Corp.
(a)(b)
..................... 1,631,246 6,916,483
Gyre Therapeutics, Inc.
(a)
.............. 57,022 680,272
Heron Therapeutics, Inc.
(a)(b)
............. 993,273 3,476,456
HilleVax, Inc.
(a)(b)
.................... 232,414 3,360,706
IGM Biosciences, Inc.
(a)(b)
.............. 20,714 142,305
Immuneering Corp. , Class A
(a)
........... 9,415 12,051
ImmunityBio, Inc.
(a)(b)
.................. 298,941 1,889,307
Inhibrx Biosciences, Inc.
(a)
.............. 40,357 571,859
Inovio Pharmaceuticals, Inc.
(a)
........... 238,284 1,925,335
Inozyme Pharma, Inc.
(a)
............... 481,958 2,149,533
Intellia Therapeutics, Inc.
(a)(b)
............ 899,723 20,135,801
Invivyd, Inc.
(a)
...................... 712,346 783,581
Ironwood Pharmaceuticals, Inc. , Class A
(a)
... 870,121 5,673,189
iTeos Therapeutics, Inc.
(a)
.............. 242,636 3,600,718
Kiniksa Pharmaceuticals International plc
(a)
.. 384 7,169
Kodiak Sciences, Inc.
(a)
................ 293,219 689,065
Korro Bio, Inc.
(a)
..................... 41,922 1,419,898
Kyverna Therapeutics, Inc.
(a)
............ 61,171 458,783
LENZ Therapeutics, Inc.
(b)
.............. 117,455 2,030,797
Lexicon Pharmaceuticals, Inc.
(a)(b)
......... 669,819 1,125,296
Lyell Immunopharma, Inc.
(a)(b)
............ 1,537,499 2,229,374
MacroGenics, Inc.
(a)(b)
................. 99,209 421,638
MannKind Corp.
(a)(b)
.................. 571,213 2,981,732
MeiraGTx Holdings plc
(a)
............... 118,803 500,161
Mersana Therapeutics, Inc.
(a)(b)
........... 515,354 1,035,862
Metagenomi, Inc.
(a)
................... 29,283 119,475
MiMedx Group, Inc.
(a)
................. 588,814 4,080,481
Mineralys Therapeutics, Inc.
(a)(b)
.......... 208,970 2,444,949
Monte Rosa Therapeutics, Inc.
(a)(b)
........ 290,599 1,086,840
Morphic Holding, Inc.
(a)(b)
............... 370,987 12,639,527
Myriad Genetics, Inc.
(a)
................ 834,495 20,411,748
Neurogene, Inc.
(a)
.................... 44,537 1,620,701
Nkarta, Inc.
(a)(b)
..................... 493,167 2,914,617
Novavax, Inc.
(a)(b)
.................... 301,622 3,818,535
Nurix Therapeutics, Inc.
(a)
.............. 177,395 3,702,234
Ocean Biomedical, Inc.
(a)
............... 8,011 9,773
Olema Pharmaceuticals, Inc.
(a)(b)
.......... 276,266 2,989,198
Organogenesis Holdings, Inc. , Class A
(a)(b)
... 601,868 1,685,230
ORIC Pharmaceuticals, Inc.
(a)(b)
.......... 444,149 3,140,133
Outlook Therapeutics, Inc.
(a)
............. 28,982 213,887
PepGen, Inc.
(a)
..................... 20,069 320,301
Perspective Therapeutics, Inc.
(a)
.......... 81,158 809,145
Poseida Therapeutics, Inc.
(a)(b)
........... 476,957 1,392,714

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Precigen, Inc.
(a)(b)
.................... 1,080,668 $ 1,707,455
Prelude Therapeutics, Inc.
(a)(b)
........... 128,244 488,610
ProKidney Corp. , Class A
(a)(b)
............ 144,657 355,856
Protalix BioTherapeutics, Inc.
(a)
.......... 28,628 33,495
Prothena Corp. plc
(a)
.................. 164,579 3,396,911
PTC Therapeutics, Inc.
(a)
............... 170,743 5,221,321
Puma Biotechnology, Inc.
(a)
............. 244,837 798,169
Pyxis Oncology, Inc.
(a)
................. 448,945 1,486,008
Q32 Bio, Inc.
(a)
...................... 56,058 1,006,241
Rallybio Corp.
(a)
..................... 23,930 32,066
RAPT Therapeutics, Inc.
(a)(b)
............. 280,599 855,827
REGENXBIO, Inc.
(a)(b)
................. 429,588 5,026,180
Regulus Therapeutics, Inc.
(a)
............ 432,674 772,323
Relay Therapeutics, Inc.
(a)
.............. 929,171 6,058,195
Renovaro, Inc.
(a)
.................... 161,864 283,262
Replimune Group, Inc.
(a)(b)
.............. 468,273 4,214,457
REVOLUTION Medicines, Inc.
(a)
.......... 495,062 19,213,356
Rigel Pharmaceuticals, Inc.
(a)(b)
........... 33,162 272,590
Sage Therapeutics, Inc.
(a)
.............. 502,053 5,452,296
Savara, Inc.
(a)(b)
..................... 198,936 801,712
Scholar Rock Holding Corp.
(a)(b)
.......... 71,243 593,454
Shattuck Labs, Inc.
(a)
................. 125,597 484,804
Skye Bioscience, Inc.
(a)
................ 135,545 1,085,715
Solid Biosciences, Inc.
(a)
............... 191,179 1,083,985
Spyre Therapeutics, Inc.
(a)
.............. 293,149 6,891,933
Summit Therapeutics, Inc.
(a)
............. 43,296 337,709
Sutro Biopharma, Inc.
(a)(b)
.............. 763,916 2,238,274
Tenaya Therapeutics, Inc.
(a)(b)
............ 371,532 1,151,749
Tourmaline Bio, Inc. .................. 214,083 2,753,107
Travere Therapeutics, Inc.
(a)(b)
........... 682,633 5,611,243
TScan Therapeutics, Inc.
(a)
............. 126,187 738,194
UroGen Pharma Ltd.
(a)(b)
............... 71,701 1,203,143
Vanda Pharmaceuticals, Inc.
(a)
........... 524,903 2,965,702
Veracyte, Inc.
(a)(b)
.................... 716,596 15,528,635
Verve Therapeutics, Inc.
(a)(b)
............. 663,531 3,238,031
Vir Biotechnology, Inc.
(a)
............... 837,927 7,457,550
Viridian Therapeutics, Inc.
(a)(b)
............ 155,641 2,024,889
Voyager Therapeutics, Inc.
(a)
............ 424,712 3,359,472
Werewolf Therapeutics, Inc.
(a)
........... 209,795 511,900
XBiotech, Inc.
(a)
..................... 166,270 854,628
Xencor, Inc.
(a)
...................... 297,877 5,638,812
XOMA Corp.
(a)
...................... 33,149 785,300
Zentalis Pharmaceuticals, Inc.
(a)
.......... 532,956 2,179,790
Zymeworks, Inc.
(a)(b)
.................. 522,333 4,445,054
500,975,821
Broadline Retail — 0.0%
(a)
1stdibs.com, Inc. .................... 175,848 789,557
Groupon, Inc. ...................... 108,342 1,657,633
2,447,190
Building Products — 1.1%
American Woodmark Corp.
(a)(b)
........... 139,394 10,956,368
Apogee Enterprises, Inc. ............... 140,613 8,835,418
AZZ, Inc. ......................... 51,469 3,975,980
Caesarstone Ltd.
(a)
................... 176,722 883,610
Gibraltar Industries, Inc.
(a)
.............. 149,906 10,276,056
Insteel Industries, Inc.
(b)
............... 98,687 3,055,350
JELD-WEN Holding, Inc.
(a)
.............. 530,266 7,142,683
Masterbrand, Inc.
(a)
.................. 1,185,073 17,396,872
Quanex Building Products Corp. .......... 307,725 8,508,596
Resideo Technologies, Inc.
(a)
............ 1,368,510 26,768,056
UFP Industries, Inc. .................. 249,032 27,891,584
Zurn Elkay Water Solutions Corp. ......... 79,220 2,329,068
128,019,641
Security
Shares
Shares Value
Capital Markets — 0.5%
AlTi Global, Inc. , Class A
(a)
.............. 306,909 $ 1,598,996
AssetMark Financial Holdings, Inc.
(a)
....... 113,430 3,919,007
BGC Group, Inc. , Class A .............. 1,906,374 15,822,904
Diamond Hill Investment Group, Inc. ....... 7,734 1,088,560
Donnelley Financial Solutions, Inc.
(a)(b)
...... 89,914 5,360,673
Forge Global Holdings, Inc.
(a)(b)
........... 1,103,734 1,611,452
GCM Grosvenor, Inc. , Class A ........... 108,047 1,054,539
MarketWise, Inc. , Class A .............. 403,545 468,112
P10, Inc. , Class A ................... 22,895 194,150
Silvercrest Asset Management Group, Inc. ,
Class A ........................ 83,860 1,307,377
StoneX Group, Inc.
(a)
................. 237,511 17,886,953
Virtus Investment Partners, Inc. .......... 13,370 3,019,614
53,332,337
Chemicals — 2.1%
AdvanSix, Inc. ...................... 238,589 5,468,460
American Vanguard Corp. .............. 230,880 1,985,568
Arcadium Lithium plc
(a)
................ 10,091,798 33,908,441
Arq, Inc.
(a)
......................... 203,616 1,235,949
Aspen Aerogels, Inc.
(a)
................ 425,826 10,155,950
Avient Corp. ....................... 850,650 37,130,873
Core Molding Technologies, Inc.
(a)
......... 69,819 1,112,915
Ecovyst, Inc.
(a)(b)
..................... 1,074,124 9,634,892
HB Fuller Co. ...................... 364,381 28,042,762
Innospec, Inc. ...................... 34,967 4,321,572
Intrepid Potash, Inc.
(a)(b)
................ 102,710 2,406,495
Koppers Holdings, Inc. ................ 191,402 7,079,960
Kronos Worldwide, Inc. ................ 209,087 2,624,042
LSB Industries, Inc.
(a)(b)
................ 498,570 4,078,303
Mativ Holdings, Inc. .................. 503,214 8,534,509
Minerals Technologies, Inc. ............. 301,650 25,085,214
Origin Materials, Inc. , Class A
(a)
.......... 102,046 91,974
Perimeter Solutions SA
(a)(b)
............. 1,253,263 9,813,049
PureCycle Technologies, Inc.
(a)(b)
.......... 937,219 5,548,336
Rayonier Advanced Materials, Inc.
(a)
....... 602,806 3,279,265
Sensient Technologies Corp. ............ 19,928 1,478,458
Stepan Co. ........................ 177,489 14,901,976
Trinseo plc ........................ 28,741 66,392
Tronox Holdings plc .................. 1,116,927 17,524,585
Valhi, Inc. ......................... 29,836 531,976
236,041,916
Commercial Services & Supplies — 1.9%
ABM Industries, Inc. .................. 590,895 29,881,560
ACCO Brands Corp. .................. 874,382 4,109,595
Aris Water Solutions, Inc. , Class A ........ 236,561 3,706,911
Bridger Aerospace Group Holdings, Inc.
(a)
... 41,470 155,098
BrightView Holdings, Inc.
(a)(b)
............ 422,209 5,615,380
Cimpress plc
(a)(b)
.................... 55,493 4,861,742
CompX International, Inc. .............. 6,857 169,162
CoreCivic, Inc.
(a)
.................... 1,033,634 13,416,569
Deluxe Corp. ....................... 417,850 9,384,911
Ennis, Inc. ........................ 224,873 4,922,470
Enviri Corp.
(a)
...................... 742,799 6,410,355
GEO Group, Inc. (The)
(a)
............... 1,166,968 16,757,661
Healthcare Services Group, Inc.
(a)
......... 681,038 7,205,382
HNI Corp. ......................... 237,569 10,695,356
Interface, Inc. ...................... 494,608 7,260,846
Li-Cycle Holdings Corp.
(a)(b)
............. 15,293 99,863
Matthews International Corp. , Class A ...... 276,526 6,926,976
MillerKnoll, Inc. ..................... 670,767 17,768,618
NL Industries, Inc. ................... 72,938 439,816
OPENLANE, Inc.
(a)
................... 1,014,852 16,836,395
Pitney Bowes, Inc. ................... 78,242 397,469

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Quad/Graphics, Inc. , Class A ............ 135,101 $ 736,301
Steelcase, Inc. , Class A ............... 872,589 11,308,753
UniFirst Corp. ...................... 140,233 24,054,167
Virco Mfg. Corp. .................... 91,020 1,268,819
VSE Corp.
(b)
....................... 107,576 9,496,809
213,886,984
Communications Equipment — 0.7%
ADTRAN Holdings, Inc. ............... 744,377 3,915,423
Applied Optoelectronics, Inc.
(a)
........... 348,983 2,893,069
Aviat Networks, Inc.
(a)(b)
................ 106,303 3,049,833
Calix, Inc.
(a)
........................ 145,499 5,155,029
Clearfield, Inc.
(a)
..................... 116,426 4,489,386
CommScope Holding Co., Inc.
(a)
.......... 1,994,240 2,452,915
Digi International, Inc.
(a)(b)
.............. 331,503 7,601,364
DZS, Inc.
(a)
........................ 17,536 20,517
Extreme Networks, Inc.
(a)
............... 547,408 7,362,638
NETGEAR, Inc.
(a)
.................... 264,886 4,052,756
NetScout Systems, Inc.
(a)
.............. 652,797 11,939,657
Ribbon Communications, Inc.
(a)
.......... 861,416 2,834,059
Viasat, Inc.
(a)
....................... 1,132,461 14,382,255
Viavi Solutions, Inc.
(a)
................. 2,047,692 14,067,644
84,216,545
Construction & Engineering — 0.7%
Ameresco, Inc. , Class A
(a)
.............. 201,166 5,795,592
Arcosa, Inc. ....................... 451,828 37,686,973
Concrete Pumping Holdings, Inc.
(a)(b)
....... 199,315 1,197,883
Fluor Corp.
(a)(b)
...................... 135,285 5,891,662
Granite Construction, Inc. .............. 75,977 4,708,295
Great Lakes Dredge & Dock Corp.
(a)(b)
...... 611,118 5,365,616
Matrix Service Co.
(a)
.................. 247,092 2,453,624
Northwest Pipe Co.
(a)
................. 74,300 2,523,971
Orion Group Holdings, Inc.
(a)
............ 243,393 2,314,667
Primoris Services Corp. ............... 44,903 2,240,211
Southland Holdings, Inc.
(a)(b)
............. 69,838 319,858
Tutor Perini Corp.
(a)
.................. 406,588 8,855,487
79,353,839
Construction Materials — 0.4%
Summit Materials, Inc. , Class A
(a)
......... 1,136,125 41,593,536
Consumer Finance — 0.9%
Atlanticus Holdings Corp.
(a)(b)
............ 53,056 1,495,118
Bread Financial Holdings, Inc. ........... 403,728 17,990,120
Consumer Portfolio Services, Inc.
(a)(b)
....... 81,065 794,437
Encore Capital Group, Inc.
(a)(b)
........... 229,006 9,556,420
Enova International, Inc.
(a)
.............. 243,407 15,152,086
Green Dot Corp. , Class A
(a)
............. 419,834 3,967,431
LendingClub Corp.
(a)
.................. 1,049,947 8,882,551
LendingTree, Inc.
(a)
................... 9,874 410,660
Medallion Financial Corp. .............. 174,298 1,338,609
Navient Corp. ...................... 790,739 11,513,160
Nelnet, Inc. , Class A .................. 139,877 14,107,994
PRA Group, Inc.
(a)(b)
.................. 366,109 7,197,703
PROG Holdings, Inc. ................. 333,475 11,564,913
Regional Management Corp. ............ 73,166 2,102,791
World Acceptance Corp.
(a)(b)
............. 5,305 655,592
106,729,585
Consumer Staples Distribution & Retail — 0.5%
Andersons, Inc. (The) ................. 270,690 13,426,224
HF Foods Group, Inc.
(a)(b)
............... 356,692 1,070,076
Ingles Markets, Inc. , Class A ............ 132,945 9,121,356
Natural Grocers by Vitamin Cottage, Inc. .... 68,442 1,450,970
PriceSmart, Inc. ..................... 84,633 6,872,200
SpartanNash Co. .................... 316,891 5,944,875
Security
Shares
Shares Value
Consumer Staples Distribution & Retail (continued)
United Natural Foods, Inc.
(a)(b)
........... 550,247 $ 7,208,236
Village Super Market, Inc. , Class A ........ 77,967 2,059,109
Weis Markets, Inc. ................... 151,970 9,539,157
56,692,203
Containers & Packaging — 0.4%
Greif, Inc. , Class A, NVS ............... 235,649 13,542,748
Greif, Inc. , Class B ................... 44,240 2,764,557
O-I Glass, Inc.
(a)
..................... 1,450,214 16,140,882
Pactiv Evergreen, Inc. ................ 344,309 3,897,578
Ranpak Holdings Corp. , Class A
(a)
........ 405,290 2,606,015
TriMas Corp. ....................... 376,634 9,626,765
48,578,545
Distributors — 0.1%
A-Mark Precious Metals, Inc. ............ 164,987 5,340,629
Weyco Group, Inc. ................... 53,201 1,613,055
6,953,684
Diversified Consumer Services — 0.8%
Adtalem Global Education, Inc.
(a)
......... 298,529 20,362,663
American Public Education, Inc.
(a)
......... 135,513 2,382,319
Carriage Services, Inc. ................ 30,129 808,662
Chegg, Inc.
(a)(b)
..................... 927,640 2,931,342
European Wax Center, Inc. , Class A
(a)(b)
..... 19,032 188,988
Graham Holdings Co. , Class B ........... 31,162 21,799,377
Laureate Education, Inc. ............... 253,691 3,790,144
Lincoln Educational Services Corp.
(a)
....... 245,368 2,910,065
Mister Car Wash, Inc.
(a)
................ 125,970 896,906
Perdoceo Education Corp. .............. 582,441 12,475,886
Strategic Education, Inc. ............... 208,449 23,066,966
91,613,318
Diversified REITs — 1.3%
Alexander & Baldwin, Inc. .............. 703,489 11,931,173
Alpine Income Property Trust, Inc. ........ 118,200 1,839,192
American Assets Trust, Inc. ............. 454,152 10,163,922
Armada Hoffler Properties, Inc. .......... 587,827 6,519,001
Broadstone Net Lease, Inc. ............. 1,764,616 28,004,456
CTO Realty Growth, Inc. ............... 196,012 3,422,370
Empire State Realty Trust, Inc. , Class A ..... 1,272,563 11,936,641
Essential Properties Realty Trust, Inc. ...... 1,635,469 45,318,846
Gladstone Commercial Corp. ............ 325,254 4,641,375
Global Net Lease, Inc. ................ 1,886,163 13,863,298
NexPoint Diversified Real Estate Trust
(b)
.... 304,893 1,686,058
One Liberty Properties, Inc. ............. 149,062 3,499,976
142,826,308
Diversified Telecommunication Services — 0.5%
Anterix, Inc.
(a)
...................... 14,228 563,287
AST SpaceMobile, Inc. , Class A
(a)
......... 1,099,728 12,767,842
ATN International, Inc. ................ 99,329 2,264,701
Bandwidth, Inc. , Class A
(a)
.............. 28,865 487,241
Consolidated Communications Holdings, Inc.
(a)
718,572 3,161,717
Globalstar, Inc.
(a)(b)
................... 1,081,423 1,211,194
IDT Corp. , Class B ................... 44,322 1,592,046
Liberty Latin America Ltd. , Class A
(a)
....... 333,455 3,204,503
Liberty Latin America Ltd. , Class C, NVS
(a)(b)
.. 1,235,718 11,887,607
Lumen Technologies, Inc.
(a)
............. 9,467,701 10,414,471
Shenandoah Telecommunications Co.
(b)
..... 453,101 7,399,139
54,953,748
Electric Utilities — 1.3%
ALLETE, Inc. ...................... 545,775 34,029,071
Genie Energy Ltd. , Class B ............. 69,623 1,017,888
Hawaiian Electric Industries, Inc. ......... 1,037,571 9,358,890
MGE Energy, Inc. .................... 194,815 14,556,577

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electric Utilities (continued)
Otter Tail Corp. ..................... 213,737 $ 18,721,224
PNM Resources, Inc. ................. 839,686 31,034,795
Portland General Electric Co. ............ 951,621 41,148,092
149,866,537
Electrical Equipment — 1.2%
Allient, Inc. ........................ 119,817 3,027,776
Blink Charging Co.
(a)(b)
................. 507,946 1,391,772
Bloom Energy Corp. , Class A
(a)
........... 162,014 1,983,051
ChargePoint Holdings, Inc. , Class A
(a)
...... 1,618,829 2,444,432
Encore Wire Corp. ................... 133,985 38,832,873
Energy Vault Holdings, Inc.
(a)(b)
........... 974,237 925,135
EnerSys .......................... 30,893 3,198,043
Freyr Battery, Inc.
(a)
.................. 1,034,454 1,758,572
FuelCell Energy, Inc.
(a)(b)
............... 4,254,647 2,717,869
GrafTech International Ltd.
(a)
............ 234,560 227,523
LSI Industries, Inc. ................... 75,321 1,089,895
Net Power, Inc.
(a)
.................... 191,716 1,884,568
NEXTracker, Inc. , Class A
(a)
............. 278,882 13,073,988
Plug Power, Inc.
(a)
................... 5,413,439 12,613,313
Preformed Line Products Co. ............ 20,306 2,528,909
SES AI Corp. , Class A
(a)(b)
.............. 1,107,639 1,384,549
SolarMax Technology, Inc.
(a)
............. 28,927 95,170
Stem, Inc.
(a)(b)
...................... 1,424,439 1,581,127
SunPower Corp.
(a)
................... 826,666 2,446,931
Sunrun, Inc.
(a)
...................... 2,038,739 24,179,445
Thermon Group Holdings, Inc.
(a)(b)
......... 278,131 8,555,310
TPI Composites, Inc.
(a)
................ 430,190 1,716,458
Ultralife Corp.
(a)
..................... 79,170 840,785
Vicor Corp.
(a)
....................... 93,275 3,092,999
131,590,493
Electronic Equipment, Instruments & Components — 2.3%
908 Devices, Inc.
(a)(b)
.................. 218,132 1,123,380
Aeva Technologies, Inc.
(a)(b)
............. 221,813 558,969
Bel Fuse, Inc. , Class A ................ 15,183 1,228,456
Bel Fuse, Inc. , Class B, NVS ............ 97,994 6,393,129
Belden, Inc.
(b)
...................... 176,655 16,570,239
Benchmark Electronics, Inc. ............ 335,303 13,231,056
CTS Corp. ........................ 62,109 3,144,579
Daktronics, Inc.
(a)(b)
................... 297,534 4,150,599
ePlus, Inc.
(a)
....................... 85,339 6,287,778
FARO Technologies, Inc.
(a)
.............. 164,666 2,634,656
Iteris, Inc.
(a)
........................ 67,287 291,353
Itron, Inc.
(a)
........................ 42,983 4,253,598
Kimball Electronics, Inc.
(a)
.............. 221,936 4,878,153
Knowles Corp.
(a)(b)
................... 847,155 14,621,895
Methode Electronics, Inc. .............. 316,124 3,271,883
MicroVision, Inc.
(a)
................... 897,019 950,840
Mirion Technologies, Inc. , Class A
(a)(b)
...... 1,630,896 17,515,823
Motomova, Inc. , NVS
(a)(c)
............... 19,086 —
nLight, Inc.
(a)(b)
...................... 411,139 4,493,749
OSI Systems, Inc.
(a)
.................. 8,704 1,196,974
Ouster, Inc.
(a)
....................... 335,750 3,300,423
PAR Technology Corp.
(a)(b)
.............. 20,740 976,647
PC Connection, Inc. .................. 114,769 7,368,170
Plexus Corp.
(a)
...................... 177,276 18,291,338
Powerfleet, Inc.
(a)
.................... 851,234 3,890,139
Richardson Electronics Ltd. ............. 110,805 1,317,471
Rogers Corp.
(a)
..................... 174,382 21,032,213
Sanmina Corp.
(a)
.................... 511,753 33,903,636
ScanSource, Inc.
(a)(b)
.................. 242,523 10,746,194
SmartRent, Inc. , Class A
(a)(b)
............. 1,851,104 4,424,139
TTM Technologies, Inc.
(a)(b)
............. 942,731 18,317,263
Vishay Intertechnology, Inc. ............. 1,177,316 26,254,147
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Vishay Precision Group, Inc.
(a)(b)
.......... 106,545 $ 3,243,230
259,862,119
Energy Equipment & Services — 2.9%
Borr Drilling Ltd. ..................... 2,202,525 14,206,286
Bristow Group, Inc.
(a)
................. 228,940 7,676,358
Diamond Offshore Drilling, Inc.
(a)
.......... 956,682 14,819,004
DMC Global, Inc.
(a)(b)
.................. 133,531 1,925,517
Drilling Tools International Corp.
(a)
......... 39,077 219,613
Dril-Quip, Inc.
(a)
..................... 315,103 5,860,916
Expro Group Holdings NV
(a)(b)
............ 883,314 20,245,557
Forum Energy Technologies, Inc.
(a)
........ 101,165 1,705,642
Geospace Technologies Corp.
(a)
.......... 113,162 1,016,195
Helix Energy Solutions Group, Inc.
(a)
....... 1,108,384 13,234,105
Helmerich & Payne, Inc. ............... 903,507 32,652,743
Kodiak Gas Services, Inc. .............. 137,182 3,739,581
Liberty Energy, Inc. , Class A ............ 1,424,581 29,759,497
Mammoth Energy Services, Inc.
(a)
......... 215,247 706,010
Nabors Industries Ltd.
(a)(b)
.............. 59,055 4,202,354
Natural Gas Services Group, Inc.
(a)
........ 76,281 1,534,774
Newpark Resources, Inc.
(a)
............. 776,822 6,455,391
Noble Corp. plc ..................... 226,694 10,121,887
Oil States International, Inc.
(a)
............ 557,501 2,475,304
Patterson-UTI Energy, Inc. ............. 3,724,038 38,581,034
ProFrac Holding Corp. , Class A
(a)(b)
........ 209,410 1,551,728
ProPetro Holding Corp.
(a)(b)
............. 855,167 7,414,298
Ranger Energy Services, Inc. ............ 144,991 1,525,305
RPC, Inc. ......................... 793,969 4,962,306
SEACOR Marine Holdings, Inc.
(a)
......... 226,431 3,054,554
Seadrill Ltd.
(a)
...................... 489,301 25,199,002
Select Water Solutions, Inc. , Class A ....... 854,848 9,146,874
Solaris Oilfield Infrastructure, Inc. , Class A ... 236,475 2,028,956
Transocean Ltd.
(a)
................... 6,815,047 36,460,501
US Silica Holdings, Inc.
(a)
.............. 711,694 10,995,672
Valaris Ltd.
(a)
....................... 211,324 15,743,638
329,220,602
Entertainment — 0.5%
AMC Entertainment Holdings, Inc. , Class A
(a)
. 2,402,558 11,964,739
Cinemark Holdings, Inc.
(a)(b)
............. 215,172 4,652,019
Eventbrite, Inc. , Class A
(a)
.............. 92,201 446,253
Lions Gate Entertainment Corp. , Class A
(a)(b)
.. 586,171 5,521,731
Lions Gate Entertainment Corp. , Class B,
NVS
(a)(b)
........................ 1,102,870 9,451,596
LiveOne, Inc.
(a)
..................... 100,480 157,753
Madison Square Garden Entertainment Corp.
(a)
327,623 11,214,535
Marcus Corp. (The) .................. 221,167 2,514,669
Playstudios, Inc. , Class A
(a)
............. 831,176 1,720,534
Reservoir Media, Inc.
(a)(b)
............... 167,856 1,326,062
Sphere Entertainment Co. , Class A
(a)(b)
...... 248,847 8,724,576
57,694,467
Financial Services — 3.5%
Acacia Research Corp.
(a)(b)
.............. 344,941 1,728,155
Alerus Financial Corp. ................ 174,133 3,414,748
Banco Latinoamericano de Comercio Exterior
SA , Class E ..................... 266,811 7,916,282
Burford Capital Ltd. .................. 1,867,988 24,377,243
Cannae Holdings, Inc. ................ 547,223 9,926,625
Cantaloupe, Inc.
(a)
................... 47,915 316,239
Cass Information Systems, Inc. .......... 22,020 882,341
Compass Diversified Holdings ........... 645,645 14,133,169
Enact Holdings, Inc. .................. 281,911 8,643,391
Essent Group Ltd. ................... 982,298 55,195,325
Federal Agricultural Mortgage Corp. , Class C,
NVS .......................... 12,705 2,297,318

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Financial Services (continued)
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.
(b)
.................... 1,050,632 $ 31,098,707
I3 Verticals, Inc. , Class A
(a)
.............. 198,664 4,386,501
Jackson Financial, Inc. , Class A .......... 709,170 52,662,964
Marqeta, Inc. , Class A
(a)(b)
.............. 647,680 3,549,286
Merchants Bancorp .................. 165,342 6,702,965
Mr Cooper Group, Inc.
(a)
............... 383,851 31,180,217
NewtekOne, Inc. .................... 227,085 2,854,459
NMI Holdings, Inc. , Class A
(a)
............ 694,508 23,641,052
Onity Group, Inc.
(a)
................... 64,772 1,553,233
Pagseguro Digital Ltd. , Class A
(a)
......... 853,404 9,976,293
Payoneer Global, Inc.
(a)
................ 51,029 282,701
Paysafe Ltd.
(a)(b)
..................... 304,750 5,387,980
PennyMac Financial Services, Inc. ........ 118,055 11,168,003
Radian Group, Inc. ................... 1,371,706 42,660,057
Repay Holdings Corp. , Class A
(a)(b)
........ 852,097 8,998,144
Sezzle, Inc.
(a)
...................... 2,837 250,280
StoneCo Ltd. , Class A
(a)
............... 1,291,096 15,480,241
SWK Holdings Corp.
(a)(b)
............... 36,610 622,004
Velocity Financial, Inc.
(a)(b)
.............. 94,199 1,688,988
Walker & Dunlop, Inc. ................. 87,863 8,628,147
Waterstone Financial, Inc. .............. 169,829 2,172,113
393,775,171
Food Products — 0.7%
Alico, Inc. ......................... 63,356 1,641,554
B&G Foods, Inc. .................... 725,505 5,862,080
BRC, Inc. , Class A
(a)(b)
................. 47,128 288,895
Calavo Growers, Inc. ................. 129,256 2,934,111
Cal-Maine Foods, Inc. ................. 359,014 21,939,346
Dole plc .......................... 691,009 8,457,950
Fresh Del Monte Produce, Inc. ........... 315,164 6,886,333
Hain Celestial Group, Inc. (The)
(a)(b)
........ 838,142 5,791,561
Limoneira Co. ...................... 154,937 3,224,239
Mission Produce, Inc.
(a)(b)
............... 357,326 3,530,381
Seneca Foods Corp. , Class A
(a)(b)
......... 43,618 2,503,673
TreeHouse Foods, Inc.
(a)(b)
.............. 455,687 16,696,372
Utz Brands, Inc. , Class A ............... 193,901 3,226,513
Whole Earth Brands, Inc. , Class A
(a)
....... 298,968 1,452,984
84,435,992
Gas Utilities — 1.9%
Brookfield Infrastructure Corp. , Class A ..... 1,120,377 37,711,890
Chesapeake Utilities Corp. ............. 203,703 21,633,258
New Jersey Resources Corp. ............ 914,622 39,090,944
Northwest Natural Holding Co. ........... 351,631 12,697,395
ONE Gas, Inc. ...................... 526,336 33,606,554
RGC Resources, Inc. ................. 71,664 1,465,529
Southwest Gas Holdings, Inc. ........... 570,297 40,137,503
Spire, Inc. ......................... 505,408 30,693,428
217,036,501
Ground Transportation — 0.4%
Covenant Logistics Group, Inc. , Class A ..... 63,391 3,124,542
FTAI Infrastructure, Inc. ................ 946,311 8,166,664
Heartland Express, Inc. ................ 257,645 3,176,763
Hertz Global Holdings, Inc.
(a)
............ 1,151,503 4,064,806
Marten Transport Ltd. ................. 412,865 7,617,359
PAM Transportation Services, Inc.
(a)
....... 50,088 870,028
Universal Logistics Holdings, Inc. ......... 42,559 1,727,470
Werner Enterprises, Inc. ............... 514,114 18,420,705
47,168,337
Health Care Equipment & Supplies — 1.7%
Accuray, Inc.
(a)(b)
..................... 69,797 127,031
AngioDynamics, Inc.
(a)
................ 355,440 2,150,412
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Artivion, Inc.
(a)
...................... 94,773 $ 2,430,927
AtriCure, Inc.
(a)(b)
.................... 153,819 3,502,459
Avanos Medical, Inc.
(a)
................ 421,179 8,389,886
Bioventus, Inc. , Class A
(a)
.............. 224,609 1,291,502
Cutera, Inc.
(a)(b)
..................... 12,234 18,473
Embecta Corp. ..................... 489,243 6,115,537
Fractyl Health, Inc.
(a)
.................. 25,520 108,970
ICU Medical, Inc.
(a)
................... 199,438 23,683,262
Inmode Ltd.
(a)
...................... 648,144 11,822,147
Inogen, Inc.
(a)
...................... 213,518 1,735,901
Integer Holdings Corp.
(a)(b)
.............. 94,541 10,946,902
Integra LifeSciences Holdings Corp.
(a)
...... 637,452 18,575,351
LivaNova plc
(a)(b)
..................... 478,432 26,227,642
Neogen Corp.
(a)(b)
.................... 2,031,992 31,760,035
Nevro Corp.
(a)
...................... 338,499 2,850,162
Omnicell, Inc.
(a)
..................... 425,158 11,509,027
OraSure Technologies, Inc.
(a)
............ 693,816 2,955,656
Orchestra BioMed Holdings, Inc.
(a)
........ 114,765 935,335
Orthofix Medical, Inc.
(a)
................ 317,634 4,211,827
OrthoPediatrics Corp.
(a)(b)
............... 149,041 4,286,419
Pulse Bioscience, Inc. Units
(a)(c)
.......... 11,822 134,534
SI-BONE, Inc.
(a)
..................... 72,275 934,516
Stereotaxis, Inc.
(a)
................... 64,317 117,057
Surmodics, Inc.
(a)
.................... 45,594 1,916,772
Tactile Systems Technology, Inc.
(a)
........ 217,397 2,595,720
Utah Medical Products, Inc. ............. 27,590 1,843,288
Varex Imaging Corp.
(a)(b)
............... 357,453 5,265,283
Zimvie, Inc.
(a)
....................... 253,423 4,624,970
193,067,003
Health Care Providers & Services — 1.5%
Accolade, Inc.
(a)(b)
.................... 458,729 1,642,250
AdaptHealth Corp.
(a)(b)
................. 536,834 5,368,340
Addus HomeCare Corp.
(a)
.............. 88,148 10,234,864
Aveanna Healthcare Holdings, Inc.
(a)
....... 197,463 544,998
Brookdale Senior Living, Inc.
(a)(b)
.......... 270,233 1,845,691
Castle Biosciences, Inc.
(a)
.............. 164,398 3,578,945
Community Health Systems, Inc.
(a)
........ 553,477 1,859,683
Cross Country Healthcare, Inc.
(a)
......... 309,791 4,287,508
DocGo, Inc.
(a)
...................... 755,427 2,334,269
Enhabit, Inc.
(a)
...................... 419,685 3,743,590
Fulgent Genetics, Inc.
(a)(b)
.............. 192,607 3,778,949
GeneDx Holdings Corp.
(a)
.............. 96,721 2,528,287
Innovage Holding Corp.
(a)
.............. 86,690 429,982
LifeStance Health Group, Inc.
(a)(b)
......... 605,380 2,972,416
ModivCare, Inc.
(a)
.................... 51,765 1,358,314
Nano-X Imaging Ltd.
(a)(b)
............... 33,444 245,479
National HealthCare Corp. .............. 116,237 12,600,091
NeoGenomics, Inc.
(a)
................. 1,095,467 15,194,127
OPKO Health, Inc.
(a)(b)
................. 3,067,433 3,834,291
Option Care Health, Inc.
(a)
.............. 860,088 23,824,438
Owens & Minor, Inc.
(a)(b)
................ 599,778 8,097,003
Patterson Cos., Inc. .................. 612,798 14,780,688
Pediatrix Medical Group, Inc.
(a)
........... 784,635 5,923,994
Performant Financial Corp.
(a)
............ 210,430 610,247
PetIQ, Inc. , Class A
(a)(b)
................ 212,826 4,694,942
Quipt Home Medical Corp.
(a)
............ 287,269 925,006
Select Medical Holdings Corp. ........... 314,589 11,029,490
Sonida Senior Living, Inc.
(a)
............. 14,969 411,648
Surgery Partners, Inc.
(a)(b)
.............. 716,475 17,044,940
165,724,470
Health Care REITs — 1.1%
American Healthcare REIT, Inc. .......... 610,504 8,919,463
CareTrust REIT, Inc. .................. 1,168,936 29,340,294

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care REITs (continued)
Community Healthcare Trust, Inc. ......... 227,265 $ 5,315,728
Diversified Healthcare Trust ............. 2,057,566 6,275,576
Global Medical REIT, Inc. .............. 580,684 5,272,611
LTC Properties, Inc. .................. 402,723 13,893,944
National Health Investors, Inc. ........... 394,121 26,693,815
Sabra Health Care REIT, Inc. ............ 2,177,856 33,538,982
Universal Health Realty Income Trust ...... 20,562 804,797
130,055,210
Health Care Technology — 0.2%
Definitive Healthcare Corp. , Class A
(a)(b)
..... 507,910 2,773,188
Health Catalyst, Inc.
(a)(b)
................ 501,513 3,204,668
HealthStream, Inc. ................... 150,064 4,186,786
LifeMD, Inc.
(a)
...................... 125,569 861,403
Teladoc Health, Inc.
(a)
................. 1,343,260 13,137,083
24,163,128
Hotel & Resort REITs — 1.2%
Apple Hospitality REIT, Inc. ............. 2,157,897 31,375,822
Braemar Hotels & Resorts, Inc. .......... 649,874 1,657,179
Chatham Lodging Trust ................ 468,822 3,994,363
DiamondRock Hospitality Co. ............ 2,006,611 16,955,863
Pebblebrook Hotel Trust
(b)
.............. 1,113,717 15,313,609
RLJ Lodging Trust ................... 1,451,769 13,980,536
Service Properties Trust ............... 1,563,258 8,035,146
Summit Hotel Properties, Inc. ............ 979,995 5,870,170
Sunstone Hotel Investors, Inc. ........... 1,929,033 20,177,685
Xenia Hotels & Resorts, Inc. ............ 972,224 13,931,970
131,292,343
Hotels, Restaurants & Leisure — 1.0%
Bally's Corp.
(a)(b)
..................... 223,798 2,678,862
Biglari Holdings, Inc. , Class B, NVS
(a)(b)
..... 6,812 1,317,304
BJ's Restaurants, Inc.
(a)
................ 85,145 2,954,531
Bloomin' Brands, Inc. ................. 351,309 6,755,672
Brinker International, Inc.
(a)
............. 42,815 3,099,378
Century Casinos, Inc.
(a)
................ 2,845 7,881
Chuy's Holdings, Inc.
(a)
................ 156,731 4,062,467
Cracker Barrel Old Country Store, Inc. ...... 162,047 6,831,901
Denny's Corp.
(a)
..................... 135,694 963,427
Despegar.com Corp.
(a)
................ 496,398 6,567,345
Dine Brands Global, Inc. ............... 124,951 4,523,226
El Pollo Loco Holdings, Inc.
(a)
............ 249,804 2,825,283
Everi Holdings, Inc.
(a)
................. 335,544 2,818,570
Full House Resorts, Inc.
(a)
.............. 273,202 1,366,010
Global Business Travel Group I
(a)
......... 159,012 1,049,479
Golden Entertainment, Inc. ............. 187,581 5,835,645
International Game Technology plc ........ 921,160 18,846,934
Life Time Group Holdings, Inc.
(a)(b)
......... 550,772 10,371,037
Lindblad Expeditions Holdings, Inc.
(a)(b)
..... 106,538 1,028,092
Mondee Holdings, Inc. , Class A
(a)(b)
........ 63,977 153,545
Papa John's International, Inc. ........... 86,158 4,047,703
Portillo's, Inc. , Class A
(a)
............... 104,597 1,016,683
RCI Hospitality Holdings, Inc. ............ 37,285 1,624,135
Red Rock Resorts, Inc. , Class A .......... 252,588 13,874,659
Sabre Corp.
(a)(b)
..................... 2,787,598 7,442,887
Six Flags Entertainment Corp.
(a)
.......... 177,347 5,877,280
United Parks & Resorts, Inc.
(a)(b)
.......... 23,474 1,274,873
Vacasa, Inc. , Class A
(a)
................ 81,980 399,243
119,614,052
Household Durables — 3.0%
Beazer Homes USA, Inc.
(a)
............. 273,255 7,509,047
Century Communities, Inc. ............. 234,361 19,137,919
Cricut, Inc. , Class A
(a)
................. 91,415 547,576
Ethan Allen Interiors, Inc. .............. 210,502 5,870,901
Security
Shares
Shares Value
Household Durables (continued)
Flexsteel Industries, Inc. ............... 41,439 $ 1,287,095
GoPro, Inc. , Class A
(a)(b)
................ 1,217,862 1,729,364
Green Brick Partners, Inc.
(a)
............. 210,700 12,060,468
Hamilton Beach Brands Holding Co. , Class A . 76,406 1,313,419
Helen of Troy Ltd.
(a)(b)
................. 221,878 20,576,966
Hooker Furnishings Corp. .............. 93,925 1,360,034
Hovnanian Enterprises, Inc. , Class A
(a)
...... 43,501 6,173,662
iRobot Corp.
(a)(b)
..................... 265,812 2,421,547
KB Home ......................... 542,985 38,106,687
Landsea Homes Corp.
(a)
............... 155,683 1,430,727
La-Z-Boy, Inc. ...................... 400,196 14,919,307
Legacy Housing Corp.
(a)(b)
.............. 98,971 2,270,395
LGI Homes, Inc.
(a)(b)
.................. 179,704 16,081,711
Lifetime Brands, Inc. .................. 112,780 968,780
Lovesac Co. (The)
(a)
.................. 63,165 1,426,266
M/I Homes, Inc.
(a)
.................... 252,067 30,787,463
Meritage Homes Corp. ................ 334,502 54,139,149
Purple Innovation, Inc.
(a)(b)
.............. 581,718 604,987
Skyline Champion Corp.
(a)
.............. 262,415 17,778,616
Sonos, Inc.
(a)
....................... 122,819 1,812,808
Taylor Morrison Home Corp.
(a)
........... 967,702 53,649,399
Traeger, Inc.
(a)
...................... 323,797 777,113
TRI Pointe Homes, Inc.
(a)
............... 618,247 23,029,701
United Homes Group, Inc. , Class A
(a)
....... 1,941 11,044
VOXX International Corp. , Class A
(a)(b)
...... 9,351 29,549
Worthington Enterprises, Inc. ............ 35,993 1,703,549
339,515,249
Household Products — 0.2%
Central Garden & Pet Co.
(a)(b)
............ 75,929 2,923,267
Central Garden & Pet Co. , Class A, NVS
(a)
... 402,845 13,305,970
Oil-Dri Corp. of America ............... 35,206 2,256,352
18,485,589
Independent Power and Renewable Electricity Producers — 0.4%
Altus Power, Inc. , Class A
(a)(b)
............ 707,208 2,772,255
Ormat Technologies, Inc. ............... 502,937 36,060,583
Sunnova Energy International, Inc.
(a)(b)
...... 1,010,875 5,640,683
44,473,521
Industrial Conglomerates — 0.0%
Brookfield Business Corp. , Class A ........ 228,119 4,658,190
Industrial REITs — 1.0%
Industrial Logistics Properties Trust ........ 604,156 2,223,294
Innovative Industrial Properties, Inc. ....... 264,690 28,909,442
LXP Industrial Trust .................. 2,726,290 24,863,765
Plymouth Industrial REIT, Inc. ........... 382,885 8,186,081
Terreno Realty Corp. ................. 889,863 52,662,092
116,844,674
Insurance — 2.2%
Ambac Financial Group, Inc.
(a)
........... 408,491 5,236,855
American Coastal Insurance Corp.
(a)(b)
...... 134,978 1,424,018
AMERISAFE, Inc. ................... 102,497 4,498,593
CNO Financial Group, Inc. .............. 1,006,795 27,908,357
Donegal Group, Inc. , Class A ............ 143,931 1,853,831
Employers Holdings, Inc. ............... 227,927 9,716,528
Enstar Group Ltd.
(a)
.................. 119,124 36,416,207
F&G Annuities & Life, Inc. .............. 152,569 5,805,250
Fidelis Insurance Holdings Ltd.
(b)
......... 452,698 7,383,504
Genworth Financial, Inc. , Class A
(a)
........ 4,028,741 24,333,596
GoHealth, Inc. , Class A
(a)
............... 40,472 393,388
Greenlight Capital Re Ltd. , Class A
(a)
....... 261,781 3,429,331
Hamilton Insurance Group Ltd. , Class B
(a)
... 159,791 2,660,520
Heritage Insurance Holdings, Inc.
(a)
........ 217,404 1,539,220
Hippo Holdings, Inc.
(a)(b)
................ 185,634 3,191,048

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Horace Mann Educators Corp. ........... 366,468 $ 11,954,186
Investors Title Co. ................... 11,322 2,039,432
James River Group Holdings Ltd. ......... 298,284 2,305,735
Lemonade, Inc.
(a)(b)
................... 90,745 1,497,293
Maiden Holdings Ltd.
(a)(b)
............... 822,447 1,694,241
MBIA, Inc.
(a)
....................... 425,819 2,337,746
Mercury General Corp. ................ 223,359 11,869,297
National Western Life Group, Inc. , Class A
(b)
.. 21,381 10,625,074
NI Holdings, Inc.
(a)
................... 69,865 1,068,935
ProAssurance Corp.
(a)
................. 452,454 5,528,988
Safety Insurance Group, Inc. ............ 127,364 9,556,121
Selective Insurance Group, Inc. .......... 88,303 8,285,471
Selectquote, Inc.
(a)
................... 1,274,451 3,517,485
SiriusPoint Ltd.
(a)
.................... 856,661 10,451,264
Skyward Specialty Insurance Group, Inc.
(a)
... 266,971 9,659,011
Stewart Information Services Corp. ........ 239,274 14,854,130
Tiptree, Inc. ....................... 189,228 3,120,370
United Fire Group, Inc. ................ 200,477 4,308,251
Universal Insurance Holdings, Inc. ........ 185,702 3,483,770
253,947,046
Interactive Media & Services — 0.6%
Bumble, Inc. , Class A
(a)
................ 820,563 8,624,117
Cars.com, Inc.
(a)
..................... 611,364 12,043,871
fuboTV, Inc.
(a)(b)
..................... 2,524,577 3,130,475
Nextdoor Holdings, Inc. , Class A
(a)
........ 1,626,057 4,520,438
Outbrain, Inc.
(a)
..................... 351,234 1,749,145
Shutterstock, Inc. .................... 48,971 1,895,178
TrueCar, Inc.
(a)
...................... 816,521 2,555,711
Vimeo, Inc.
(a)
....................... 1,378,394 5,141,410
Ziff Davis, Inc.
(a)(b)
.................... 423,582 23,318,189
62,978,534
IT Services — 0.4%
Applied Digital Corp.
(a)
................ 284,505 1,692,805
ASGN, Inc.
(a)(b)
...................... 333,016 29,362,021
BigBear.ai Holdings, Inc.
(a)
.............. 267,261 403,564
Core Scientific, Inc.
(a)
................. 358,454 3,333,622
Fastly, Inc. , Class A
(a)(b)
................ 253,733 1,870,012
Grid Dynamics Holdings, Inc. , Class A
(a)(b)
... 139,561 1,466,786
Hackett Group, Inc. (The) .............. 18,138 393,957
Information Services Group, Inc. .......... 319,114 938,195
Rackspace Technology, Inc.
(a)(b)
.......... 643,760 1,918,405
Thoughtworks Holding, Inc.
(a)
............ 937,515 2,662,543
Unisys Corp.
(a)
...................... 629,924 2,601,586
46,643,496
Leisure Products — 0.6%
AMMO, Inc.
(a)(b)
..................... 819,150 1,376,172
Clarus Corp. ....................... 250,966 1,689,001
Escalade, Inc. ...................... 88,266 1,217,188
Funko, Inc. , Class A
(a)(b)
................ 285,541 2,786,880
JAKKS Pacific, Inc.
(a)
................. 74,848 1,340,528
Johnson Outdoors, Inc. , Class A .......... 42,822 1,497,914
Latham Group, Inc.
(a)
................. 380,087 1,151,664
Malibu Boats, Inc. , Class A
(a)(b)
........... 187,312 6,563,412
Marine Products Corp. ................ 36,768 371,357
MasterCraft Boat Holdings, Inc.
(a)
......... 148,166 2,797,374
Peloton Interactive, Inc. , Class A
(a)
........ 233,738 790,034
Smith & Wesson Brands, Inc. ............ 391,875 5,619,488
Solo Brands, Inc. , Class A
(a)(b)
............ 143,638 327,495
Sturm Ruger & Co., Inc. ............... 109,585 4,564,215
Topgolf Callaway Brands Corp.
(a)(b)
........ 1,325,631 20,282,154
Vista Outdoor, Inc.
(a)
.................. 544,856 20,513,828
72,888,704
Security
Shares
Shares Value
Life Sciences Tools & Services — 0.3%
Adaptive Biotechnologies Corp.
(a)(b)
........ 1,076,715 $ 3,897,708
BioLife Solutions, Inc.
(a)(b)
............... 36,815 788,945
Codexis, Inc.
(a)
...................... 582,346 1,805,273
Conduit Pharmaceuticals, Inc.
(a)
.......... 104,969 111,267
CryoPort, Inc.
(a)(b)
.................... 74,743 516,474
Cytek Biosciences, Inc.
(a)
............... 1,120,474 6,252,245
Harvard Bioscience, Inc.
(a)
.............. 251,418 716,541
Lifecore Biomedical, Inc.
(a)
.............. 190,941 979,527
MaxCyte, Inc.
(a)
..................... 972,203 3,811,036
Mesa Laboratories, Inc. ............... 31,289 2,714,947
Nautilus Biotechnology, Inc.
(a)
............ 429,653 1,005,388
OmniAb, Inc.
(a)(b)
.................... 756,661 2,837,479
OmniAb, Inc., 12.50 Earnout Shares , NVS
(a)(c)
. 52,020 1
OmniAb, Inc., 15.00 Earnout Shares , NVS
(a)(c)
. 52,020 —
Pacific Biosciences of California, Inc.
(a)(b)
.... 2,556,277 3,502,099
Quanterix Corp.
(a)(b)
.................. 289,837 3,828,747
Quantum-Si, Inc. , Class A
(a)(b)
............ 889,874 934,368
Standard BioTools, Inc.
(a)
............... 2,172,983 3,846,180
37,548,225
Machinery — 2.7%
3D Systems Corp.
(a)(b)
................. 1,213,583 3,725,700
Albany International Corp. , Class A ........ 216,731 18,302,933
Astec Industries, Inc. ................. 212,230 6,294,742
Barnes Group, Inc. ................... 433,308 17,943,284
Columbus McKinnon Corp. ............. 264,439 9,133,723
Commercial Vehicle Group, Inc.
(a)
......... 300,556 1,472,724
Douglas Dynamics, Inc. ............... 30,193 706,516
Eastern Co. (The) ................... 43,856 1,117,012
Enpro, Inc. ........................ 175,710 25,578,105
ESCO Technologies, Inc. .............. 122,445 12,861,623
Gencor Industries, Inc.
(a)(b)
.............. 89,819 1,737,100
Greenbrier Cos., Inc. (The) ............. 286,931 14,217,431
Helios Technologies, Inc. ............... 96,888 4,626,402
Hillenbrand, Inc. .................... 432,630 17,313,853
Hillman Solutions Corp.
(a)(b)
............. 1,526,669 13,511,021
Hyliion Holdings Corp. , Class A
(a)(b)
........ 1,366,697 2,214,049
Hyster-Yale, Inc. .................... 42,129 2,937,655
John Bean Technologies Corp. ........... 274,194 26,040,204
Kennametal, Inc. .................... 736,693 17,341,753
L B Foster Co. , Class A
(a)
............... 83,142 1,789,216
Lindsay Corp. ...................... 49,537 6,087,107
Luxfer Holdings plc .................. 252,198 2,922,975
Manitowoc Co., Inc. (The)
(a)
............. 322,831 3,722,241
Mayville Engineering Co., Inc.
(a)
.......... 105,877 1,763,911
Microvast Holdings, Inc.
(a)(b)
............. 195,940 89,368
Miller Industries, Inc. ................. 96,378 5,302,718
Mueller Industries, Inc. ................ 83,008 4,726,476
NN, Inc.
(a)
......................... 415,608 1,246,824
Park-Ohio Holdings Corp. .............. 80,352 2,080,313
Proto Labs, Inc.
(a)
.................... 238,655 7,372,053
REV Group, Inc. .................... 111,126 2,765,926
Shyft Group, Inc. (The) ................ 291,616 3,458,566
Standex International Corp. ............. 25,214 4,063,236
Tennant Co. ....................... 98,126 9,659,523
Terex Corp. ........................ 620,747 34,041,766
Titan International, Inc.
(a)(b)
.............. 472,878 3,504,026
Trinity Industries, Inc. ................. 68,120 2,038,150
Twin Disc, Inc. ...................... 93,758 1,104,469
Wabash National Corp. ................ 410,179 8,958,309
303,773,003
Marine Transportation — 0.7%
Costamare, Inc. ..................... 377,046 6,194,866
Genco Shipping & Trading Ltd. ........... 398,153 8,484,640

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Marine Transportation (continued)
Golden Ocean Group Ltd. .............. 1,140,891 $ 15,744,296
Matson, Inc. ....................... 317,974 41,645,055
Pangaea Logistics Solutions Ltd. ......... 298,276 2,335,501
Safe Bulkers, Inc. ................... 588,587 3,425,576
77,829,934
Media — 1.1%
Advantage Solutions, Inc. , Class A
(a)(b)
...... 1,007,019 3,242,601
AMC Networks, Inc. , Class A
(a)(b)
.......... 277,664 2,682,234
Boston Omaha Corp. , Class A
(a)(b)
......... 211,511 2,846,938
Cable One, Inc. ..................... 52,338 18,527,652
Clear Channel Outdoor Holdings, Inc.
(a)(b)
.... 2,917,096 4,113,105
EchoStar Corp. , Class A
(a)(b)
............. 1,135,371 20,220,958
Emerald Holding, Inc.
(a)(b)
............... 144,054 819,667
Entravision Communications Corp. , Class A .. 481,270 976,978
EW Scripps Co. (The) , Class A
(a)
......... 567,907 1,783,228
Gannett Co., Inc.
(a)(b)
.................. 1,332,863 6,144,499
Gray Television, Inc. .................. 802,644 4,173,749
iHeartMedia, Inc. , Class A
(a)
............. 944,033 1,028,996
Innovid Corp.
(a)
..................... 844,942 1,563,143
Integral Ad Science Holding Corp.
(a)
....... 597,620 5,808,866
John Wiley & Sons, Inc. , Class A ......... 162,893 6,629,745
Magnite, Inc.
(a)(b)
..................... 133,710 1,777,006
National CineMedia, Inc.
(a)
.............. 664,451 2,916,940
Scholastic Corp. .................... 221,126 7,843,339
Stagwell, Inc. , Class A
(a)(b)
.............. 709,298 4,837,412
TEGNA, Inc. ....................... 1,650,248 23,004,457
Urban One, Inc. , Class A
(a)(b)
............ 7,551 15,027
Urban One, Inc. , Class D, NVS
(a)
......... 7,554 11,331
WideOpenWest, Inc.
(a)(b)
............... 474,958 2,569,523
123,537,394
Metals & Mining — 2.2%
5E Advanced Materials, Inc.
(a)(b)
.......... 18,136 21,945
Arch Resources, Inc. , Class A ........... 164,105 24,981,704
Caledonia Mining Corp. plc ............. 138,685 1,348,018
Coeur Mining, Inc.
(a)(b)
................. 3,693,886 20,759,639
Commercial Metals Co. ................ 1,079,054 59,337,180
Compass Minerals International, Inc. ....... 321,465 3,320,733
Contango ORE, Inc.
(a)(b)
................ 42,978 776,613
Dakota Gold Corp.
(a)(b)
................. 237,539 605,724
Haynes International, Inc. .............. 116,280 6,825,636
Hecla Mining Co.
(b)
................... 5,403,471 26,206,834
i-80 Gold Corp.
(a)(b)
................... 2,378,598 2,568,886
Kaiser Aluminum Corp. ................ 10,183 895,086
Lifezone Metals Ltd.
(a)
................. 242,209 1,860,165
Materion Corp. ..................... 11,424 1,235,277
Metallus, Inc.
(a)
..................... 398,931 8,086,331
Metals Acquisition Ltd. , Class A
(a)
......... 345,908 4,735,481
Novagold Resources, Inc.
(a)
............. 2,257,968 7,812,569
Olympic Steel, Inc. ................... 103,110 4,622,421
Piedmont Lithium, Inc.
(a)(b)
.............. 122,049 1,218,049
Radius Recycling, Inc. , Class A .......... 245,415 3,747,487
Ryerson Holding Corp. ................ 271,575 5,295,713
SSR Mining, Inc. .................... 1,888,910 8,518,984
SunCoke Energy, Inc. ................. 781,691 7,660,572
Tredegar Corp.
(a)
.................... 243,819 1,167,893
Universal Stainless & Alloy Products, Inc.
(a)
.. 80,660 2,208,471
Warrior Met Coal, Inc. ................. 483,619 30,356,765
Worthington Steel, Inc. ................ 304,139 10,146,077
246,320,253
Mortgage Real Estate Investment Trusts (REITs) — 2.0%
AFC Gamma, Inc. ................... 148,060 1,806,332
AG Mortgage Investment Trust, Inc. ....... 216,455 1,437,261
Angel Oak Mortgage REIT, Inc. .......... 87,394 1,144,862
Security
Shares
Shares Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Apollo Commercial Real Estate Finance, Inc.
(b)
1,335,872 $ 13,078,187
Arbor Realty Trust, Inc.
(b)
............... 1,636,892 23,489,400
Ares Commercial Real Estate Corp. ....... 502,637 3,342,536
ARMOUR Residential REIT, Inc. .......... 458,950 8,894,451
Blackstone Mortgage Trust, Inc. , Class A .... 1,620,465 28,228,500
BrightSpire Capital, Inc. , Class A ......... 1,245,418 7,098,883
Chicago Atlantic Real Estate Finance, Inc. ... 150,571 2,312,771
Chimera Investment Corp. .............. 751,399 9,617,907
Claros Mortgage Trust, Inc. ............. 812,302 6,514,662
Dynex Capital, Inc. ................... 577,995 6,901,260
Ellington Financial, Inc. ................ 765,100 9,242,408
Franklin BSP Realty Trust, Inc. ........... 751,110 9,463,986
Granite Point Mortgage Trust, Inc. ........ 500,279 1,485,829
Invesco Mortgage Capital, Inc. ........... 470,978 4,413,064
KKR Real Estate Finance Trust, Inc. ....... 402,868 3,645,956
Ladder Capital Corp. , Class A ........... 1,082,282 12,218,964
MFA Financial, Inc. ................... 966,783 10,286,571
New York Mortgage Trust, Inc.
(b)
.......... 852,530 4,978,775
Nexpoint Real Estate Finance, Inc. ........ 79,025 1,084,223
Orchid Island Capital, Inc. .............. 508,520 4,241,057
PennyMac Mortgage Investment Trust ...... 826,199 11,360,236
Ready Capital Corp. .................. 1,506,123 12,320,086
Redwood Trust, Inc. .................. 1,242,035 8,060,807
Seven Hills Realty Trust ............... 113,565 1,440,004
TPG RE Finance Trust, Inc. ............. 546,360 4,720,550
Two Harbors Investment Corp. ........... 974,058 12,867,306
225,696,834
Multi-Utilities — 0.8%
Avista Corp. ....................... 727,489 25,178,394
Black Hills Corp. .................... 644,127 35,027,626
Northwestern Energy Group, Inc. ......... 578,233 28,957,909
Unitil Corp. ........................ 143,506 7,432,176
96,596,105
Office REITs — 1.4%
Brandywine Realty Trust ............... 1,581,934 7,087,064
City Office REIT, Inc. ................. 359,683 1,791,221
COPT Defense Properties .............. 1,061,042 26,557,881
Douglas Emmett, Inc. ................. 1,223,961 16,290,921
Easterly Government Properties, Inc. ...... 907,294 11,223,227
Equity Commonwealth
(a)
............... 981,364 19,038,462
Franklin Street Properties Corp. .......... 908,838 1,390,522
Hudson Pacific Properties, Inc. ........... 1,276,971 6,142,231
JBG SMITH Properties ................ 824,665 12,559,648
NET Lease Office Properties ............ 138,907 3,419,890
Orion Office REIT, Inc. ................ 519,509 1,865,037
Paramount Group, Inc. ................ 1,744,613 8,077,558
Peakstone Realty Trust , Class E ......... 345,303 3,660,212
Piedmont Office Realty Trust, Inc. , Class A ... 1,170,615 8,486,959
Postal Realty Trust, Inc. , Class A ......... 119,519 1,593,188
SL Green Realty Corp. ................ 617,262 34,961,720
164,145,741
Oil, Gas & Consumable Fuels — 6.2%
Aemetis, Inc.
(a)
...................... 354,288 1,066,407
Amplify Energy Corp.
(a)(b)
............... 358,126 2,428,094
Ardmore Shipping Corp. ............... 386,621 8,710,571
Berry Corp. ........................ 507,883 3,280,924
California Resources Corp. ............. 642,852 34,212,583
Centrus Energy Corp. , Class A
(a)(b)
........ 38,994 1,666,994
Clean Energy Fuels Corp.
(a)(b)
............ 1,586,441 4,235,797
CNX Resources Corp.
(a)(b)
.............. 1,400,875 34,041,262
Comstock Resources, Inc. .............. 864,680 8,975,378
CONSOL Energy, Inc.
(a)
............... 273,290 27,883,779
Crescent Energy, Inc. , Class A ........... 599,392 7,102,795

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
CVR Energy, Inc. .................... 53,780 $ 1,439,691
Delek US Holdings, Inc. ............... 446,295 11,050,264
DHT Holdings, Inc. ................... 1,255,359 14,524,504
Diversified Energy Co. plc .............. 404,461 5,456,179
Dorian LPG Ltd. ..................... 161,405 6,772,554
Encore Energy Corp.
(a)(b)
............... 465,859 1,835,484
Energy Fuels, Inc.
(a)(b)
................. 1,507,095 9,132,996
Equitrans Midstream Corp. ............. 3,067,049 39,810,296
Evolution Petroleum Corp. .............. 177,580 935,847
Excelerate Energy, Inc. , Class A .......... 162,667 2,999,579
FLEX LNG Ltd. ..................... 107,007 2,893,469
FutureFuel Corp. .................... 252,781 1,296,767
Golar LNG Ltd. ..................... 919,747 28,834,068
Granite Ridge Resources, Inc. ........... 465,076 2,943,931
Green Plains, Inc.
(a)(b)
................. 452,016 7,168,974
Gulfport Energy Corp.
(a)
............... 58,766 8,873,666
Hallador Energy Co.
(a)
................. 231,620 1,799,687
HighPeak Energy, Inc.
(b)
............... 131,613 1,850,479
International Seaways, Inc. ............. 376,308 22,251,092
Kinetik Holdings, Inc. , Class A ........... 319,477 13,239,127
Magnolia Oil & Gas Corp. , Class A ........ 125,533 3,181,006
Murphy Oil Corp. .................... 1,358,836 56,038,397
NACCO Industries, Inc. , Class A .......... 36,547 1,011,255
Nordic American Tankers Ltd. ........... 1,884,272 7,499,403
Northern Oil & Gas, Inc. ............... 867,474 32,244,009
Overseas Shipholding Group, Inc. , Class A .. 455,540 3,862,979
Par Pacific Holdings, Inc.
(a)
............. 545,819 13,781,930
PBF Energy, Inc. , Class A .............. 969,839 44,631,991
Peabody Energy Corp. ................ 1,195,284 26,439,682
PrimeEnergy Resources Corp.
(a)(b)
......... 6,057 644,162
REX American Resources Corp.
(a)
........ 112,858 5,145,196
Riley Exploration Permian, Inc. ........... 87,286 2,471,067
Ring Energy, Inc.
(a)(b)
.................. 1,353,536 2,287,476
SandRidge Energy, Inc. ............... 300,503 3,885,504
Scorpio Tankers, Inc. ................. 436,734 35,502,107
SFL Corp. Ltd. ...................... 830,896 11,532,836
SilverBow Resources, Inc.
(a)
............. 181,437 6,863,762
Sitio Royalties Corp. , Class A ............ 758,720 17,913,379
SM Energy Co. ..................... 897,347 38,792,311
Talos Energy, Inc.
(a)(b)
................. 1,378,320 16,746,588
Teekay Corp.
(a)(b)
.................... 534,758 4,796,779
Teekay Tankers Ltd. , Class A ............ 224,019 15,414,747
Tellurian, Inc.
(a)
..................... 485,439 336,215
Ur-Energy, Inc.
(a)
.................... 246,059 344,483
VAALCO Energy, Inc. ................. 875,166 5,487,291
Vital Energy, Inc.
(a)(b)
.................. 266,883 11,961,696
Vitesse Energy, Inc. .................. 229,981 5,450,550
World Kinect Corp. ................... 512,099 13,212,154
706,192,193
Paper & Forest Products — 0.2%
Clearwater Paper Corp.
(a)(b)
............. 152,558 7,394,486
Glatfelter Corp.
(a)
.................... 93,526 130,001
Sylvamo Corp. ..................... 257,876 17,690,294
25,214,781
Passenger Airlines — 0.6%
Allegiant Travel Co. .................. 144,455 7,255,975
Blade Air Mobility, Inc. , Class A
(a)
......... 531,073 1,848,134
Hawaiian Holdings, Inc.
(a)(b)
............. 478,805 5,951,546
JetBlue Airways Corp.
(a)(b)
.............. 2,872,045 17,490,754
SkyWest, Inc.
(a)
..................... 371,511 30,489,908
Spirit Airlines, Inc.
(b)
.................. 1,030,114 3,770,217
Sun Country Airlines Holdings, Inc.
(a)(b)
...... 192,883 2,422,610
69,229,144
Security
Shares
Shares Value
Personal Care Products — 0.3%
Edgewell Personal Care Co. ............ 459,412 $ 18,463,768
Herbalife Ltd.
(a)(b)
.................... 310,600 3,227,134
Honest Co., Inc. (The)
(a)
............... 438,866 1,281,489
Medifast, Inc. ...................... 100,309 2,188,742
Nature's Sunshine Products, Inc.
(a)
........ 97,036 1,462,333
Nu Skin Enterprises, Inc. , Class A ......... 467,464 4,927,071
Olaplex Holdings, Inc.
(a)
............... 1,286,109 1,980,608
USANA Health Sciences, Inc.
(a)
.......... 103,108 4,664,606
Veru, Inc.
(a)
........................ 337,011 283,527
Waldencast plc , Class A
(a)
.............. 225,943 811,135
39,290,413
Pharmaceuticals — 1.1%
Alimera Sciences, Inc.
(a)
............... 20,160 112,090
Alto Neuroscience, Inc.
(a)
............... 31,102 332,480
Amneal Pharmaceuticals, Inc. , Class A
(a)
.... 257,112 1,632,661
ANI Pharmaceuticals, Inc.
(a)
............. 49,332 3,141,462
Aquestive Therapeutics, Inc.
(a)
........... 508,352 1,321,715
Atea Pharmaceuticals, Inc.
(a)(b)
........... 698,400 2,311,704
Contineum Therapeutics, Inc. , Class A
(a)
.... 21,549 379,478
CorMedix, Inc.
(a)(b)
................... 57,186 247,615
Enliven Therapeutics, Inc.
(a)(b)
............ 19,874 464,455
Esperion Therapeutics, Inc.
(a)
............ 1,282,245 2,846,584
EyePoint Pharmaceuticals, Inc.
(a)(b)
........ 254,586 2,214,898
Fulcrum Therapeutics, Inc.
(a)
............ 335,660 2,081,092
Innoviva, Inc.
(a)(b)
.................... 460,003 7,544,049
Ligand Pharmaceuticals, Inc.
(a)(b)
.......... 158,614 13,364,816
Nektar Therapeutics
(a)
................. 1,653,961 2,050,912
Nuvation Bio, Inc. , Class A
(a)(b)
........... 1,675,968 4,893,827
Omeros Corp.
(a)(b)
.................... 341,539 1,386,648
Pacira BioSciences, Inc.
(a)
.............. 390,824 11,181,475
Phathom Pharmaceuticals, Inc.
(a)(b)
........ 249,077 2,565,493
Phibro Animal Health Corp. , Class A ....... 143,813 2,411,744
Pliant Therapeutics, Inc.
(a)
.............. 527,601 5,671,711
Prestige Consumer Healthcare, Inc.
(a)
...... 459,937 31,666,662
Scilex Holding Co., (Acquired 01/06/23, cost
$17,290)
(a)(b)(d)
.................... 578,384 1,087,135
SIGA Technologies, Inc. ............... 111,499 846,277
Supernus Pharmaceuticals, Inc.
(a)
......... 430,847 11,525,157
Terns Pharmaceuticals, Inc.
(a)
............ 506,717 3,450,743
Theravance Biopharma, Inc.
(a)(b)
.......... 341,063 2,892,214
Third Harmonic Bio, Inc.
(a)(b)
............. 185,918 2,416,934
Trevi Therapeutics, Inc.
(a)
.............. 235,068 700,503
Ventyx Biosciences, Inc.
(a)
.............. 563,345 1,301,327
WaVe Life Sciences Ltd.
(a)
.............. 113,099 564,364
Zevra Therapeutics, Inc.
(a)(b)
............. 192,487 943,186
125,551,411
Professional Services — 1.1%
Alight, Inc. , Class A
(a)(b)
................ 4,442,727 32,787,325
Asure Software, Inc.
(a)(b)
................ 217,919 1,830,520
Barrett Business Services, Inc. ........... 25,415 832,850
BlackSky Technology, Inc. , Class A
(a)(b)
...... 1,053,387 1,127,124
Conduent, Inc.
(a)
.................... 1,526,650 4,976,879
DLH Holdings Corp.
(a)
................. 40,571 428,430
First Advantage Corp. ................. 204,865 3,292,180
Forrester Research, Inc.
(a)
.............. 107,964 1,844,025
Heidrick & Struggles International, Inc. ..... 189,238 5,976,136
HireQuest, Inc. ..................... 9,046 111,718
IBEX Holdings Ltd.
(a)
.................. 77,994 1,261,943
Kelly Services, Inc. , Class A, NVS ........ 295,193 6,320,082
Korn Ferry ........................ 488,138 32,773,585
Mistras Group, Inc.
(a)
................. 190,375 1,578,209
NV5 Global, Inc.
(a)
................... 106,168 9,870,439
Planet Labs PBC , Class A
(a)(b)
............ 1,546,773 2,876,998

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Professional Services (continued)
Resources Connection, Inc. ............. 292,827 $ 3,232,810
Sterling Check Corp.
(a)(b)
............... 127,556 1,887,829
TrueBlue, Inc.
(a)
..................... 288,751 2,974,135
TTEC Holdings, Inc. .................. 189,962 1,116,977
Willdan Group, Inc.
(a)(b)
................ 118,685 3,424,062
120,524,256
Real Estate Management & Development — 0.8%
American Realty Investors, Inc.
(a)
......... 14,429 204,892
Anywhere Real Estate, Inc.
(a)
............ 932,319 3,085,976
Cushman & Wakefield plc
(a)
............. 1,297,161 13,490,474
DigitalBridge Group, Inc. , Class A ......... 1,098,693 15,052,094
Forestar Group, Inc.
(a)
................. 157,484 5,037,913
FRP Holdings, Inc.
(a)
.................. 119,803 3,416,782
Kennedy-Wilson Holdings, Inc. ........... 1,071,018 10,410,295
Marcus & Millichap, Inc. ............... 223,166 7,034,192
Maui Land & Pineapple Co., Inc.
(a)
........ 4,919 108,464
Newmark Group, Inc. , Class A ........... 1,302,604 13,325,639
Offerpad Solutions, Inc.
(a)
.............. 82,409 364,248
Opendoor Technologies, Inc.
(a)(b)
.......... 5,522,776 10,161,908
RE/MAX Holdings, Inc. , Class A .......... 165,874 1,343,579
RMR Group, Inc. (The) , Class A .......... 138,435 3,128,631
Star Holdings
(a)
..................... 129,189 1,558,019
Stratus Properties, Inc.
(a)
............... 52,125 1,314,593
Tejon Ranch Co.
(a)
................... 193,205 3,296,077
Transcontinental Realty Investors, Inc.
(a)
.... 11,631 322,528
92,656,304
Residential REITs — 0.9%
Apartment Investment & Management Co. ,
Class A
(a)
....................... 743,379 6,162,612
BRT Apartments Corp. ................ 111,298 1,944,376
Centerspace ....................... 139,316 9,421,941
Clipper Realty, Inc. ................... 30,501 110,109
Elme Communities ................... 824,513 13,134,492
Independence Realty Trust, Inc. .......... 2,111,149 39,562,932
NexPoint Residential Trust, Inc. .......... 212,246 8,385,839
UMH Properties, Inc. ................. 507,438 8,113,934
Veris Residential, Inc. ................. 740,391 11,105,865
97,942,100
Retail REITs — 2.2%
Acadia Realty Trust .................. 957,431 17,157,164
CBL & Associates Properties, Inc. ......... 69,971 1,635,922
Getty Realty Corp. ................... 462,971 12,342,807
InvenTrust Properties Corp. ............. 643,787 15,940,166
Kite Realty Group Trust ................ 2,032,032 45,476,876
Macerich Co. (The) .................. 2,040,134 31,499,669
NETSTREIT Corp. ................... 556,995 8,967,619
Phillips Edison & Co., Inc. .............. 977,313 31,967,908
Retail Opportunity Investments Corp. ...... 1,174,567 14,599,868
Saul Centers, Inc. ................... 11,845 435,541
SITE Centers Corp. .................. 1,804,583 26,166,454
Tanger, Inc. ........................ 617,289 16,734,705
Urban Edge Properties ................ 1,134,913 20,961,843
Whitestone REIT .................... 470,530 6,262,754
250,149,296
Semiconductors & Semiconductor Equipment — 1.2%
(a)
ACM Research, Inc. , Class A
(b)
........... 151,048 3,483,167
Alpha & Omega Semiconductor Ltd. ....... 216,229 8,080,478
Ambarella, Inc. ..................... 168,916 9,113,018
CEVA, Inc. ........................ 32,292 622,913
Cohu, Inc. ......................... 432,489 14,315,386
Diodes, Inc.
(b)
...................... 378,088 27,195,870
Everspin Technologies, Inc. ............. 41,545 248,855
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Ichor Holdings Ltd. ................... 211,450 $ 8,151,397
indie Semiconductor, Inc. , Class A
(b)
....... 1,051,773 6,489,439
MaxLinear, Inc. ..................... 41,423 834,259
Navitas Semiconductor Corp. ............ 1,015,820 3,992,173
Photronics, Inc.
(b)
.................... 380,893 9,396,630
Rigetti Computing, Inc. ................ 1,320,193 1,412,607
SMART Global Holdings, Inc. ............ 482,732 11,040,081
Synaptics, Inc.
(b)
.................... 337,596 29,775,967
Veeco Instruments, Inc.
(b)
.............. 87,258 4,075,821
138,228,061
Software — 1.2%
Adeia, Inc. ........................ 169,423 1,894,996
American Software, Inc. , Class A ......... 292,324 2,668,918
Aurora Innovation, Inc. , Class A
(a)(b)
........ 3,622,350 10,033,910
Bit Digital, Inc.
(a)(b)
.................... 1,099,881 3,497,622
Cerence, Inc.
(a)(b)
.................... 409,630 1,159,253
Cipher Mining, Inc.
(a)(b)
................. 528,749 2,194,308
CommVault Systems, Inc.
(a)
............. 29,502 3,586,558
Consensus Cloud Solutions, Inc.
(a)
........ 168,933 2,902,269
CS Disco, Inc.
(a)
..................... 118,806 708,084
Daily Journal Corp.
(a)
................. 3,872 1,527,427
Digimarc Corp.
(a)
.................... 8,994 278,904
Digital Turbine, Inc.
(a)(b)
................ 919,455 1,526,295
D-Wave Quantum, Inc.
(a)
............... 406,355 463,245
E2open Parent Holdings, Inc. , Class A
(a)(b)
... 1,609,686 7,227,490
EverCommerce, Inc.
(a)(b)
............... 60,047 659,316
Hut 8 Corp.
(a)
....................... 749,707 11,238,108
Instructure Holdings, Inc.
(a)
............. 93,510 2,189,069
Marathon Digital Holdings, Inc.
(a)
.......... 464,539 9,221,099
MeridianLink, Inc.
(a)
.................. 103,037 2,200,870
NCR Voyix Corp.
(a)
................... 146,413 1,808,201
Olo, Inc. , Class A
(a)
................... 519,979 2,298,307
ON24, Inc.
(a)
....................... 262,312 1,576,495
OneSpan, Inc.
(a)(b)
.................... 36,740 471,007
Ooma, Inc.
(a)
....................... 181,191 1,799,227
Pagaya Technologies Ltd. , Class A
(a)
....... 378,579 4,830,668
PowerSchool Holdings, Inc. , Class A
(a)
...... 63,784 1,428,124
Prairie Operating Co.
(a)
................ 9,171 99,505
Rekor Systems, Inc.
(a)
................. 96,265 149,211
Rimini Street, Inc.
(a)
.................. 414,178 1,271,526
Riot Platforms, Inc.
(a)(b)
................ 2,199,050 20,099,317
Roadzen, Inc.
(a)
..................... 103,534 229,845
SolarWinds Corp. ................... 526,795 6,347,880
SoundThinking, Inc.
(a)
................. 11,061 134,723
Telos Corp.
(a)
....................... 532,273 2,139,737
Terawulf, Inc.
(a)(b)
.................... 157,607 701,351
Verint Systems, Inc.
(a)
................. 577,934 18,609,475
Xperi, Inc.
(a)(b)
...................... 427,884 3,512,928
132,685,268
Specialized REITs — 0.8%
Farmland Partners, Inc. ............... 408,037 4,704,667
Four Corners Property Trust, Inc. ......... 869,807 21,458,139
Gladstone Land Corp. ................ 307,797 4,213,741
Outfront Media, Inc. .................. 848,685 12,136,195
PotlatchDeltic Corp. .................. 746,479 29,403,808
Safehold, Inc.
(b)
..................... 492,904 9,508,118
Uniti Group, Inc. .................... 2,241,348 6,544,736
87,969,404
Specialty Retail — 2.9%
1-800-Flowers.com, Inc. , Class A
(a)(b)
....... 186,627 1,776,689
Aaron's Co., Inc. (The) ................ 296,988 2,963,940
Academy Sports & Outdoors, Inc. ......... 498,149 26,526,434
aka Brands Holding Corp.
(a)
............. 8,374 127,704

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Specialty Retail (continued)
American Eagle Outfitters, Inc. ........... 358,440 $ 7,154,462
America's Car-Mart, Inc.
(a)(b)
............. 56,729 3,415,653
Arhaus, Inc. , Class A ................. 71,413 1,209,736
Arko Corp. ........................ 659,793 4,136,902
Asbury Automotive Group, Inc.
(a)(b)
......... 188,755 43,011,602
BARK, Inc.
(a)(b)
...................... 1,233,098 2,231,907
Beyond, Inc.
(a)(b)
..................... 428,897 5,609,973
Big 5 Sporting Goods Corp. ............. 1,982 5,867
Caleres, Inc. ....................... 226,999 7,627,166
Citi Trends, Inc.
(a)
.................... 73,140 1,554,956
Designer Brands, Inc. , Class A ........... 394,748 2,696,129
Destination XL Group, Inc.
(a)(b)
........... 485,213 1,766,175
EVgo, Inc. , Class A
(a)(b)
................ 854,548 2,093,643
Foot Locker, Inc. .................... 778,426 19,398,376
Genesco, Inc.
(a)(b)
.................... 74,540 1,927,604
Group 1 Automotive, Inc.
(b)
.............. 123,678 36,766,996
GrowGeneration Corp.
(a)(b)
.............. 551,336 1,185,372
Haverty Furniture Cos., Inc. ............. 128,750 3,256,088
Hibbett, Inc. ....................... 23,140 2,018,039
J Jill, Inc. ......................... 5,057 176,843
Lands' End, Inc.
(a)(b)
.................. 134,682 1,830,328
Leslie's, Inc.
(a)(b)
..................... 665,597 2,788,852
MarineMax, Inc.
(a)
.................... 200,213 6,480,895
Monro, Inc. ........................ 274,749 6,555,511
National Vision Holdings, Inc.
(a)(b)
......... 680,110 8,902,640
ODP Corp. (The)
(a)
................... 332,746 13,066,936
OneWater Marine, Inc. , Class A
(a)(b)
........ 111,002 3,060,325
Petco Health & Wellness Co., Inc.
(a)
....... 776,254 2,934,240
RealReal, Inc. (The)
(a)
................. 284,590 907,842
Rent the Runway, Inc. , Class A
(a)
......... 1,779 31,257
RumbleON, Inc. , Class B
(a)
............. 145,038 594,656
Sally Beauty Holdings, Inc.
(a)(b)
........... 968,147 10,388,217
Shoe Carnival, Inc. ................... 168,403 6,212,387
Signet Jewelers Ltd. .................. 399,057 35,747,526
Sleep Number Corp.
(a)(b)
............... 202,126 1,934,346
Sonic Automotive, Inc. , Class A .......... 98,169 5,347,266
Stitch Fix, Inc. , Class A
(a)(b)
.............. 840,428 3,487,776
ThredUp, Inc. , Class A
(a)(b)
.............. 631,831 1,074,113
Tile Shop Holdings, Inc.
(a)(b)
............. 183,936 1,274,677
Tilly's, Inc. , Class A
(a)(b)
................ 150,133 905,302
Urban Outfitters, Inc.
(a)(b)
............... 429,524 17,631,960
Victoria's Secret & Co.
(a)
............... 560,578 9,905,413
Winmark Corp. ..................... 26,836 9,463,179
Zumiez, Inc.
(a)
...................... 151,505 2,951,317
332,115,217
Technology Hardware, Storage & Peripherals — 0.3%
CompoSecure, Inc. , Class A ............ 26,397 179,499
Corsair Gaming, Inc.
(a)
................ 351,359 3,879,003
Diebold Nixdorf, Inc.
(a)
................. 238,948 9,194,719
Eastman Kodak Co.
(a)(b)
................ 573,718 3,086,603
Immersion Corp. .................... 286,358 2,694,629
Turtle Beach Corp.
(a)(b)
................. 71,470 1,024,880
Xerox Holdings Corp. ................. 1,097,008 12,747,233
32,806,566
Textiles, Apparel & Luxury Goods — 0.3%
Figs, Inc. , Class A
(a)(b)
................. 1,139,615 6,074,148
G-III Apparel Group Ltd.
(a)
.............. 380,032 10,287,466
Movado Group, Inc. .................. 139,190 3,460,263
Oxford Industries, Inc. ................ 42,181 4,224,427
Rocky Brands, Inc. ................... 44,037 1,627,608
Superior Group of Cos., Inc. ............ 102,340 1,935,250
Vera Bradley, Inc.
(a)(b)
................. 256,780 1,607,443
29,216,605
Security
Shares
Shares Value
Tobacco — 0.2%
Turning Point Brands, Inc. .............. 22,195 $ 712,238
Universal Corp. ..................... 223,141 10,753,165
Vector Group Ltd. ................... 1,163,009 12,293,005
23,758,408
Trading Companies & Distributors — 1.3%
Beacon Roofing Supply, Inc.
(a)(b)
.......... 42,683 3,862,811
BlueLinx Holdings, Inc.
(a)
............... 80,267 7,472,055
Boise Cascade Co. .................. 195,066 23,255,769
Custom Truck One Source, Inc.
(a)
......... 147,119 639,968
Distribution Solutions Group, Inc.
(a)(b)
....... 12,204 366,120
DNOW, Inc.
(a)
...................... 1,006,266 13,816,032
DXP Enterprises, Inc.
(a)(b)
............... 106,822 4,896,720
EVI Industries, Inc. ................... 6,793 128,524
GATX Corp. ....................... 330,578 43,755,304
GMS, Inc.
(a)(b)
....................... 42,544 3,429,472
H&E Equipment Services, Inc. ........... 24,572 1,085,345
Hudson Technologies, Inc.
(a)
............ 353,806 3,109,955
MRC Global, Inc.
(a)
................... 787,988 10,172,925
Rush Enterprises, Inc. , Class A .......... 565,799 23,690,004
Rush Enterprises, Inc. , Class B .......... 82,227 3,226,588
Titan Machinery, Inc.
(a)(b)
............... 193,159 3,071,228
Willis Lease Finance Corp. ............. 27,935 1,935,895
147,914,715
Water Utilities — 0.5%
American States Water Co. ............. 150,775 10,941,742
California Water Service Group .......... 397,715 19,285,200
Consolidated Water Co. Ltd. ............ 106,478 2,825,926
Middlesex Water Co. ................. 140,833 7,359,933
Pure Cycle Corp.
(a)
................... 164,513 1,571,099
SJW Group ........................ 300,129 16,272,994
York Water Co. (The) ................. 109,027 4,043,812
62,300,706
Wireless Telecommunication Services — 0.2%
Gogo, Inc.
(a)(b)
...................... 354,322 3,408,578
Spok Holdings, Inc. .................. 169,867 2,515,730
Telephone & Data Systems, Inc. .......... 921,459 19,101,845
25,026,153
Total Common Stocks — 99.7%
(Cost: $12,287,491,730) ............................ 11,341,797,215
Rights
Biotechnology — 0.0%
(a)
Contra Aduro Biotech I, CVR
(c)
........... 19,180 9,014
Contra Chinook Therape, CVR
(c)
......... 381,225 240,172
Inhibrx, Inc., CVR
(b)
.................. 106,185 114,680
363,866
Total Rights — 0.0%
(Cost: $217,432) ................................. 363,866
Warrants
Chemicals — 0.0%
Danimer Scientific, Inc. (Issued/Exercisable
05/10/24, 1 Share for 1 Warrant, Expires
07/15/25, Strike Price USD 5.00)
(a)
...... 266,642 3

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels — 0.0%
(a)
Chord Energy Corp. (Issued/Exercisable
09/01/20, 1 Share for 1 Warrant, Expires
09/01/24, Strike Price USD 116.37) ...... 42,563 $ 1,365,421
Chord Energy Corp. (Issued/Exercisable
09/01/20, 1 Share for 1 Warrant, Expires
09/01/25, Strike Price USD 133.70) ..... 21,281 501,167
Total Warrants — 0.0%
(Cost: $5,241,813) ............................... 1,866,591
Total Long-Term Investments — 99.7%
(Cost: $12,292,950,975) ............................ 11,344,027,672
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 5.0%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.48%
(g)
.................. 524,935,846 $ 525,145,821
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.28% ................... 37,763,640 37,763,640
Total Short-Term Securities — 5.0%
(Cost: $562,533,459) .............................. 562,909,461
Total Investments — 104.7%
(Cost: $ 12,855,484,434 ) ............................ 11,906,937,133
Liabilities in Excess of Other Assets — (4.7)% ............. (531,227,651)
Net Assets — 100.0% ...............................
$ 11,375,709,482
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,087,135, representing less than 0.05% of its net assets as of period end, and an original cost of $17,290.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/24
Shares
Held at
06/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 934,241,356 $ — $ (408,968,005)
(a)
$ 50,159 $ (177,689) $ 525,145,821 524,935,846 $ 2,998,715
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 25,050,880 12,712,760
(a)
— — — 37,763,640 37,763,640 306,543 —
$ 50,159 $ (177,689) $ 562,909,461 $ 3,305,258 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 692 09/20/24 $ 71,449 $ 255,105

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Russell 2000 Value ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 11,340,575,545 $ 1,087,135 $ 134,535 $ 11,341,797,215
Rights ................................................ — 114,680 249,186 363,866
Warrants .............................................. 1,866,588 3 — 1,866,591
Short-Term Securities
Money Market Funds ...................................... 562,909,461 — — 562,909,461
$ 11,905,351,594 $ 1,201,818 $ 383,721 $ 11,906,937,133
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 255,105 $ — $ — $ 255,105
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
CVR Contingent Value Rights
NVS Non-Voting Shares
REIT Real Estate Investment Trust